UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22954

HIMCO VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut 06155

(Address of principal executive offices) (Zip code)

Brenda J. Page

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 297-6444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

[This page is intentionally left blank]

HIMCO Variable Insurance Trust

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Funds available for investment thereunder.

HIMCO VIT American Funds Asset Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

HIMCO VIT American Funds Blue Chip Income and Growth Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,950,756	American Funds Insurance Series - Asset Allocation Fund Class 1		$40,985,388

	Total Investment Companies (cost $40,154,863)		40,985,388

	Total Investments (cost $40,154,863)(2)	100.1%	$40,985,388
	Other Assets and Liabilities	(0.1)%	(34,507)

	Total Net Assets	100.0%	$40,950,881

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $40,154,863, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$830,525
Unrealized Depreciation	—

Net Unrealized Appreciation	$830,525

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$40,985,388

Total	$40,985,388

Shares			Market Value(1)
Investment Companies - 100.1%
3,063,196	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$38,963,856

	Total Investment Companies (cost $37,065,900)		38,963,856

	Total Investments (cost $37,065,900)(2)	100.1%	$38,963,856
	Other Assets and Liabilities	(0.1)%	(32,732)

	Total Net Assets	100.0%	$38,931,124

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $37,073,765, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,890,091
Unrealized Depreciation	—

Net Unrealized Appreciation	$1,890,091

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$38,963,856

Total	$38,963,856

The accompanying Notes are an integral part of these financial statements.

2

HIMCO VIT American Funds Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

HIMCO VIT American Funds Global Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
12,955,988	American Funds Insurance Series - Bond Fund Class 1		$145,107,067

	Total Investment Companies (cost $142,306,523)		145,107,067

	Total Investments (cost $142,306,523)(2)	100.1%	$145,107,067
	Other Assets and Liabilities	(0.1)%	(105,006)

	Total Net Assets	100.0%	$145,002,061

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $142,647,791, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,459,276
Unrealized Depreciation	—

Net Unrealized Appreciation	$2,459,276

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$145,107,067

Total	$145,107,067

Shares			Market Value(1)
Investment Companies - 100.1%
976,344	American Funds Insurance Series - Global Bond Fund Class 1		$11,589,206

	Total Investment Companies (cost $11,747,726)		11,589,206

	Total Investments (cost $11,747,726)(2)	100.1%	$11,589,206
	Other Assets and Liabilities	(0.1)%	(16,614)

	Total Net Assets	100.0%	$11,572,592

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $11,878,160, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(288,954)

Net Unrealized Depreciation	$(288,954)

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$11,589,206

Total	$11,589,206

The accompanying Notes are an integral part of these financial statements.

3

HIMCO VIT American Funds Global Growth and Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

HIMCO VIT American Funds Global Growth Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,758,538	American Funds Insurance Series - Global Growth and Income Fund Class 1		$34,592,061

	Total Investment Companies (cost $28,069,534)		34,592,061

	Total Investments (cost $28,069,534)(2)	100.1%	$34,592,061
	Other Assets and Liabilities	(0.1)%	(29,932)

	Total Net Assets	100.0%	$34,562,129

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $29,609,981, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,982,080
Unrealized Depreciation	—

Net Unrealized Appreciation	$4,982,080

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$34,592,061

Total	$34,592,061

Shares			Market Value(1)
Investment Companies - 100.1%
733,291	American Funds Insurance Series - Global Growth Fund Class 1		$17,049,024

	Total Investment Companies (cost $17,705,174)		17,049,024

	Total Investments (cost $17,705,174)(2)	100.1%	$17,049,024
	Other Assets and Liabilities	(0.1)%	(19,260)

	Total Net Assets	100.0%	$17,029,764

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $18,086,081, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(1,037,057)

Net Unrealized Depreciation	$(1,037,057)

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$17,049,024

Total	$17,049,024

The accompanying Notes are an integral part of these financial statements.

4

HIMCO VIT American Funds Global Small Capitalization Fund

Schedule of Investments

June 30, 2016 (Unaudited)

HIMCO VIT American Funds Growth Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,980,945	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$37,836,043

	Total Investment Companies (cost $42,011,045)		37,836,043

	Total Investments (cost $42,011,045)(2)	100.1%	$37,836,043
	Other Assets and Liabilities	(0.1)%	(36,844)

	Total Net Assets	100.0%	$37,799,199

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $42,300,109, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(4,464,066)

Net Unrealized Depreciation	$(4,464,066)

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$37,836,043

Total	$37,836,043

Shares			Market Value(1)
Investment Companies - 100.1%
3,830,290	American Funds Insurance Series - Growth Fund Class 1		$239,163,338

	Total Investment Companies (cost $221,864,314)		239,163,338

	Total Investments (cost $221,864,314)(2)	100.1%	$239,163,338
	Other Assets and Liabilities	(0.1)%	(171,160)

	Total Net Assets	100.0%	$238,992,178

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $230,406,658, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,756,680
Unrealized Depreciation	—

Net Unrealized Appreciation	$8,756,680

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$239,163,338

Total	$239,163,338

The accompanying Notes are an integral part of these financial statements.

5

HIMCO VIT American Funds Growth-Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

HIMCO VIT American Funds International Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,339,904	American Funds Insurance Series - Growth-Income Fund Class 1		$138,806,413

	Total Investment Companies (cost $130,521,035)		138,806,413

	Total Investments (cost $130,521,035)(2)	100.1%	$138,806,413
	Other Assets and Liabilities	(0.1)%	(96,949)

	Total Net Assets	100.0%	$138,709,464

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $134,293,643, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,512,770
Unrealized Depreciation	—

Net Unrealized Appreciation	$4,512,770

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$138,806,413

Total	$138,806,413

Shares			Market Value(1)
Investment Companies - 100.1%
8,651,179	American Funds Insurance Series - International Fund Class 1		$140,754,688

	Total Investment Companies (cost $149,368,340)		140,754,688

	Total Investments (cost $149,368,340)(2)	100.1%	$140,754,688
	Other Assets and Liabilities	(0.1)%	(111,811)

	Total Net Assets	100.0%	$140,642,877

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $151,899,549, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(11,144,861)

Net Unrealized Depreciation	$(11,144,861)

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$140,754,688

Total	$140,754,688

The accompanying Notes are an integral part of these financial statements.

6

HIMCO VIT American Funds New World Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,014,944	American Funds Insurance Series - New World Fund Class 1		$19,588,413

	Total Investment Companies (cost $22,512,986)		19,588,413

	Total Investments (cost $22,512,986)(2)	100.1%	$19,588,413
	Other Assets and Liabilities	(0.1)%	(22,633)

	Total Net Assets	100.0%	$19,565,780

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	At June 30, 2016, the cost of securities for federal income tax purposes was $22,788,604, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(3,200,191)

Net Unrealized Depreciation	$(3,200,191)

At June 30, 2016, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$19,588,413

Total	$19,588,413

The accompanying Notes are an integral part of these financial statements.

7

HIMCO Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund

Assets:
Investments in underlying funds, at market value	$40,985,388	$38,963,856	$145,107,067
Receivables:
Investment securities sold	4,499	43,101	148,526
Fund shares sold	—	—	—
Other assets	441	377	1,510

Total assets	40,990,328	39,007,334	145,257,103

Liabilities:
Payables:
Fund shares redeemed	2,113	40,917	140,887
Investment management fees	6,445	6,367	24,625
Distribution fees	8,425	7,850	29,897
Trustees fees	893	734	2,897
Accrued expenses	21,571	20,342	56,736

Total liabilities	39,447	76,210	255,042

Net assets	$40,950,881	$38,931,124	$145,002,061

Summary of Net Assets:
Capital stock and paid-in-capital	$30,641,358	$23,642,404	$135,468,960
Undistributed net investment income	1,030,393	1,260,350	5,537,074
Accumulated net realized gain (loss)	8,448,605	12,130,414	1,195,483
Unrealized appreciation (depreciation)	830,525	1,897,956	2,800,544

Net assets	$40,950,881	$38,931,124	$145,002,061

Class IB: Net asset value per share	$9.35	$11.39	$9.90

Shares Outstanding	4,382,050	3,418,228	14,648,769

Net Assets	$40,950,881	$38,931,124	$145,002,061

Cost of investments in underlying fund	$40,154,863	$37,065,900	$142,306,523

The accompanying Notes are an integral part of these financial statements.

8

HIMCO Variable Insurance Trust

Statements of Assets and Liabilities – (concluded)

June 30, 2016 (Unaudited)

HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth- Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund

$11,589,206	$34,592,061	$17,049,024	$37,836,043	$239,163,338	$138,806,413	$140,754,688	$19,588,413

76,119	89,924	4,613	3,489	142,962	177,239	106,677	7,404
—	—	—	894	—	—	—	—
115	390	180	414	2,441	1,396	1,485	218

11,665,440	34,682,375	17,053,817	37,840,840	239,308,741	138,985,048	140,862,850	19,596,035

75,232	87,839	3,417	2,143	130,902	170,063	99,346	6,095
663	3,952	1,776	6,602	40,827	22,692	24,109	2,169
2,348	7,086	3,502	7,847	49,191	28,402	28,860	3,989
224	802	367	835	4,858	2,757	2,966	454
14,381	20,567	14,991	24,214	90,785	51,670	64,692	17,548

92,848	120,246	24,053	41,641	316,563	275,584	219,973	30,255

$11,572,592	$34,562,129	$17,029,764	$37,799,199	$238,992,178	$138,709,464	$140,642,877	$19,565,780

$11,995,406	$22,727,436	$13,042,677	$27,093,476	$105,115,412	$71,447,491	$122,135,071	$22,139,089
150,001	681,573	376,234	173,271	653,571	2,933,243	1,779,698	366,889
(414,295)	4,630,593	4,267,003	14,707,454	115,924,171	56,043,352	25,341,760	(15,625)
(158,520)	6,522,527	(656,150)	(4,175,002)	17,299,024	8,285,378	(8,613,652)	(2,924,573)

$11,572,592	$34,562,129	$17,029,764	$37,799,199	$238,992,178	$138,709,464	$140,642,877	$19,565,780

$9.13	$6.66	$7.43	$7.24	$9.91	$10.15	$7.23	$5.50

1,268,174	5,187,684	2,292,559	5,224,032	24,116,696	13,668,620	19,449,455	3,557,891

$11,572,592	$34,562,129	$17,029,764	$37,799,199	$238,992,178	$138,709,464	$140,642,877	$19,565,780

$11,747,726	$28,069,534	$17,705,174	$42,011,045	$221,864,314	$130,521,035	$149,368,340	$22,512,986

The accompanying Notes are an integral part of these financial statements.

9

HIMCO Variable Insurance Trust

Statements of Operations

For the Six-Month Period Ended June 30, 2016 (Unaudited)

	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund

Investment Income:
Dividends from underlying fund	$134,123	$466,964	$1,070,384

Total investment income	134,123	466,964	1,070,384

Expenses:
Investment management fees	133,215	137,522	368,344
Transfer agent fees	845	808	1,460
Distribution fees - Class IB	51,236	45,841	184,172
Accounting service fees	6,073	5,395	17,082
Trustee fees	4,131	3,543	14,610
Audit fees	7,238	7,083	10,333
Printing fees	3,718	3,559	9,387
Legal fees	5,020	4,354	18,173
Insurance fees	1,609	1,381	5,495
Other expenses	1,345	1,326	1,551

Total expenses (before waivers)	214,430	210,812	630,607

Total waivers	(97,611)	(104,462)	(225,429)

Total expenses, net	116,819	106,350	405,178

Net Investment Income (Loss)	17,304	360,614	665,206

Net Realized Gain (Loss) on Investments:
Capital gain distribution received from underlying fund	977,187	2,734,270	261,069
Net realized gain (loss) on investments in underlying funds	893,459	1,224,639	(183,396)

Net Realized Gain on Investments	1,870,646	3,958,909	77,673

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments in underlying fund	(196,589)	(902,030)	6,973,504

Net Realized and Unrealized Gain (Loss) on Investments	1,674,057	3,056,879	7,051,177

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,691,361	$3,417,493	$7,716,383

The accompanying Notes are an integral part of these financial statements.

10

HIMCO Variable Insurance Trust

Statements of Operations – (concluded)

For the Six-Month Period Ended June 30, 2016 (Unaudited)

HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth- Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund

$11,683	$110,843	$112,757	$125,998	$542,599	$1,163,208	$252,296	$19,392

11,683	110,843	112,757	125,998	542,599	1,163,208	252,296	19,392

40,299	140,643	85,750	152,872	885,354	482,255	599,389	106,904
661	814	704	829	1,993	1,407	1,427	718
13,433	43,951	21,438	47,773	295,118	172,234	176,291	24,296
2,755	5,492	3,526	5,768	26,698	16,156	16,526	3,777
1,048	3,609	1,727	3,853	23,356	13,522	14,034	1,999
6,815	7,395	6,893	7,449	12,389	9,787	10,204	6,961
2,703	4,637	3,119	4,412	16,860	8,234	13,016	3,288
1,309	4,385	2,073	4,647	28,127	16,397	17,109	2,410
420	1,418	653	1,511	8,882	5,081	5,405	792
1,306	1,336	1,291	1,318	1,708	1,516	1,541	1,306

70,749	213,680	127,174	230,432	1,300,485	726,589	854,942	152,451

(39,585)	(118,746)	(76,581)	(117,689)	(663,031)	(354,564)	(467,102)	(97,055)

31,164	94,934	50,593	112,743	637,454	372,025	387,840	55,396

(19,481)	15,909	62,164	13,255	(94,855)	791,183	(135,544)	(36,004)

8,762	—	1,384,443	6,929,905	21,465,936	14,462,947	12,181,185	—
(122,676)	1,614,309	471,693	736,494	10,036,573	5,999,597	(90,132)	(598,568)

(113,914)	1,614,309	1,856,136	7,666,399	31,502,509	20,462,544	12,091,053	(598,568)

918,134	(1,182,436)	(2,636,037)	(9,429,256)	(30,098,857)	(17,368,630)	(14,036,221)	964,560

804,220	431,873	(779,901)	(1,762,857)	1,403,652	3,093,914	(1,945,168)	365,992

$784,739	$447,782	$(717,737)	$(1,749,602)	$1,308,797	$3,885,097	$(2,080,712)	$329,988

The accompanying Notes are an integral part of these financial statements.

11

HIMCO Variable Insurance Trust

Statements of Changes in Net Assets (Unaudited)

	HIMCO VIT American Funds Asset Allocation Fund		HIMCO VIT American Funds Blue Chip Income and Growth Fund
	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

Operations:
Net investment income (loss)	$17,304	$1,013,092	$360,614	$899,739
Net realized gain (loss) on investments	1,870,646	6,650,533	3,958,909	8,378,792
Net unrealized appreciation (depreciation) of investments	(196,589)	(7,143,099)	(902,030)	(10,576,802)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,691,361	520,526	3,417,493	(1,298,271)

Distributions to Shareholders:
From net investment income
Class IB	—	(721,372)	—	(1,263,856)
From net realized gain on investments
Class IB	—	(758,343)	—	(708,750)

Total distributions	—	(1,479,715)	—	(1,972,606)

Capital Share Transactions:
Class IB
Sold	1,354,386	3,691,769	2,975,538	2,956,685
Issued on reinvestment of distributions	—	1,479,715	—	1,972,606
Redeemed	(6,188,277)	(14,974,159)	(4,335,443)	(12,334,554)

Net increase (decrease) from capital share transactions	(4,833,891)	(9,802,675)	(1,359,905)	(7,405,263)

Net Increase (Decrease) in Net Assets	(3,142,530)	(10,761,864)	2,057,588	(10,676,140)

Net Assets:
Beginning of period	44,093,411	54,855,275	36,873,536	47,549,676

End of period	$40,950,881	$44,093,411	$38,931,124	$36,873,536

Undistributed net investment income	$1,030,393	$1,013,089	$1,260,350	$899,736

Shares:
Class IB
Sold	149,305	398,774	270,458	271,542
Issued on reinvestment of distributions	—	164,779	—	182,311
Redeemed	(695,059)	(1,649,687)	(403,759)	(1,128,946)

Total share activity	(545,754)	(1,086,134)	(133,301)	(675,093)

The accompanying Notes are an integral part of these financial statements.

12

HIMCO Variable Insurance Trust

Statements of Changes in Net Assets (Unaudited) – (continued)

HIMCO VIT American Funds Bond Fund		HIMCO VIT American Funds Global Bond Fund		HIMCO VIT American Funds Global Growth and Income Fund		HIMCO VIT American Funds Global Growth Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

$665,206	$4,871,878	$(19,481)	$169,483	$15,909	$665,665	$62,164	$314,070
77,673	1,641,425	(113,914)	(272,636)	1,614,309	4,647,463	1,856,136	3,200,830
6,973,504	(6,465,311)	918,134	(458,638)	(1,182,436)	(5,827,505)	(2,636,037)	(2,143,765)

7,716,383	47,992	784,739	(561,791)	447,782	(514,377)	(717,737)	1,371,135

—	(3,092,400)	—	(168,860)	—	(1,501,497)	—	(165,242)

—	(414,404)	—	(1,370)	—	(668,984)	—	(168,621)

—	(3,506,804)	—	(170,230)	—	(2,170,481)	—	(333,863)

3,173,657	9,956,849	1,625,045	351,047	146,996	1,039,995	752,987	1,674,936
—	3,506,804	—	170,230	—	2,170,481	—	333,863
(17,571,628)	(47,397,517)	(1,395,889)	(4,272,721)	(4,373,367)	(10,331,710)	(2,004,400)	(4,751,050)

(14,397,971)	(33,933,864)	229,156	(3,751,444)	(4,226,371)	(7,121,234)	(1,251,413)	(2,742,251)

(6,681,588)	(37,392,676)	1,013,895	(4,483,465)	(3,778,589)	(9,806,092)	(1,969,150)	(1,704,979)

151,683,649	189,076,325	10,558,697	15,042,162	38,340,718	48,146,810	18,998,914	20,703,893

$145,002,061	$151,683,649	$11,572,592	$10,558,697	$34,562,129	$38,340,718	$17,029,764	$18,998,914

$5,537,074	$4,871,868	$150,001	$169,482	$681,573	$665,664	$376,234	$314,070

329,689	1,034,578	181,227	39,911	23,035	148,511	103,302	214,418
—	372,272	—	19,771	—	313,653	—	42,154
(1,824,467)	(4,960,089)	(159,306)	(489,417)	(681,978)	(1,482,615)	(276,257)	(609,789)

(1,494,778)	(3,553,239)	21,921	(429,735)	(658,943)	(1,020,451)	(172,955)	(353,217)

The accompanying Notes are an integral part of these financial statements.

13

HIMCO Variable Insurance Trust

Statements of Changes in Net Assets (Unaudited) – (continued)

	HIMCO VIT American Funds Global Small Capitalization Fund		HIMCO VIT American Funds Growth Fund
	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

Operations:
Net investment income (loss)	$13,255	$160,016	$(94,855)	$748,436
Net realized gain (loss) on investments	7,666,399	7,731,278	31,502,509	93,566,150
Net unrealized appreciation (depreciation) of investments	(9,429,256)	(7,343,920)	(30,098,857)	(75,755,828)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,749,602)	547,374	1,308,797	18,558,758

Distributions to Shareholders:
From net investment income
Class IB	—	—	—	(2,530,703)
From net realized gain on investments
Class IB	—	(544,795)	—	(6,406,141)

Total distributions	—	(544,795)	—	(8,936,844)

Capital Share Transactions:
Class IB
Sold	1,699,265	4,109,108	3,991,537	3,093,419
Issued on reinvestment of distributions	—	544,795	—	8,936,844
Redeemed	(3,887,630)	(13,397,125)	(23,394,284)	(63,820,289)

Net increase (decrease) from capital share transactions	(2,188,365)	(8,743,222)	(19,402,747)	(51,790,026)

Net Increase (Decrease) in Net Assets	(3,937,967)	(8,740,643)	(18,093,950)	(42,168,112)

Net Assets:
Beginning of period	41,737,166	50,477,809	257,086,128	299,254,240

End of period	$37,799,199	$41,737,166	$238,992,178	$257,086,128

Undistributed net investment income	$173,271	$160,016	$653,571	$748,426

Shares:
Class IB
Sold	241,729	516,756	432,541	331,332
Issued on reinvestment of distributions	—	65,480	—	897,274
Redeemed	(547,496)	(1,657,959)	(2,468,381)	(6,489,148)

Total share activity	(305,767)	(1,075,723)	(2,035,840)	(5,260,542)

The accompanying Notes are an integral part of these financial statements.

14

HIMCO Variable Insurance Trust

Statements of Changes in Net Assets (Unaudited) – (concluded)

HIMCO VIT American Funds Growth-Income Fund		HIMCO VIT American Funds International Fund		HIMCO VIT American Funds New World Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

$791,183	$2,142,064	$(135,544)	$1,915,250	$(36,004)	$402,895
20,462,544	39,451,085	12,091,053	18,147,821	(598,568)	984,840
(17,368,630)	(39,298,907)	(14,036,221)	(26,415,218)	964,560	(2,130,682)

3,885,097	2,294,242	(2,080,712)	(6,352,147)	329,988	(742,947)

—	(1,666,340)	—	(2,004,068)	—	(261,451)

—	(3,952,087)	—	(1,164,587)	—	(8,094)

—	(5,618,427)	—	(3,168,655)	—	(269,545)

2,526,262	5,822,954	6,319,671	12,256,356	251,267	1,362,398
—	5,618,427	—	3,168,655	—	269,545
(14,382,417)	(33,268,812)	(12,848,608)	(36,990,247)	(2,307,440)	(6,465,924)

(11,856,155)	(21,827,431)	(6,528,937)	(21,565,236)	(2,056,173)	(4,833,981)

(7,971,058)	(25,151,616)	(8,609,649)	(31,086,038)	(1,726,185)	(5,846,473)

146,680,522	171,832,138	149,252,526	180,338,564	21,291,965	27,138,438

$138,709,464	$146,680,522	$140,642,877	$149,252,526	$19,565,780	$21,291,965

$2,933,243	$2,142,060	$1,779,698	$1,915,242	$366,889	$402,893

267,823	593,864	912,379	1,590,777	47,170	246,035
—	551,908	—	398,573	—	48,567
(1,481,018)	(3,296,255)	(1,825,114)	(4,611,852)	(442,174)	(1,147,706)

(1,213,195)	(2,150,483)	(912,735)	(2,622,502)	(395,004)	(853,104)

The accompanying Notes are an integral part of these financial statements.

15

HIMCO Variable Insurance Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization:

HIMCO Variable Insurance Trust (the “Trust”) is an open-end registered management investment company. The Trust is organized under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”).

The financial statements and the accompanying notes relate to the following funds: HIMCO VIT American Funds Asset Allocation Fund (“Asset Allocation Fund”), HIMCO VIT American Funds Blue Chip Income and Growth Fund (“Blue Chip Income and Growth Fund”), HIMCO VIT American Funds Bond Fund (“Bond Fund”), HIMCO VIT American Funds Global Bond Fund (“Global Bond Fund”), HIMCO VIT American Funds Global Growth and Income Fund (“Global Growth and Income Fund”), HIMCO VIT American Funds Global Growth Fund (“Global Growth Fund”), HIMCO VIT American Funds Global Small Capitalization Fund (“Global Small Capitalization Fund”), HIMCO VIT American Funds Growth Fund (“Growth Fund”), HIMCO VIT American Funds Growth-Income Fund (“Growth-Income Fund”), HIMCO VIT American Funds International Fund (“International Fund”) and HIMCO VIT American Funds New World Fund (“New World Fund”), (each a “Fund” or collectively the “Funds”). The Funds are each a series of the Trust. Each Fund is the successor of a series of Hartford Series Fund, Inc. (collectively referred to as the “American Funds HLS Funds”). The reorganization of the American Funds HLS with and into the respective Funds occurred on October 20, 2014. All information regarding and references to periods prior to October 20, 2014 relate to the respective American Funds HLS Funds.

Each Fund is a diversified open-end management investment company, except for the HIMCO VIT American Funds Global Bond Fund, which is non-diversified. Each Fund is authorized to issue an unlimited number of shares. The Funds are investment companies and apply specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“Hartford Life”) and its affiliates.

The Funds operate in the manner of “feeder funds”, investing all of their assets in shares of corresponding mutual funds (the “Master Funds”). Each Master Fund is offered by American Funds Insurance Series and is a registered open-end investment company. The Funds and their related Master Funds are listed below:

Fund	Master Fund
Asset Allocation Fund	Asset Allocation Fund Class 1
Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund Class 1
Bond Fund	Bond Fund Class 1
Global Bond Fund	Global Bond Fund Class 1
Global Growth and Income Fund	Global Growth and Income Fund Class 1
Global Growth Fund	Global Growth Fund Class 1
Global Small Capitalization Fund	Global Small Capitalization Fund Class 1
Growth Fund	Growth Fund Class 1
Growth-Income Fund	Growth-Income Fund Class 1
International Fund	International Fund Class 1
New World Fund	New World Fund Class 1

The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Funds’ financial statements.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in the preparation of their financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect

16

HIMCO Variable Insurance Trust

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (the “Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds may treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the scheduled close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – The Funds do not buy investment securities directly. Instead, each Fund invests all of its assets in a separate mutual fund, which has the same investment objective and strategies as the Fund (each a Class 1 shares of “Master Fund” and together the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series®. These Funds do not buy investment securities directly. Investments in shares of the Master Funds are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. The Prospectuses and Statements of Additional Information for the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses and Statements of Additional Information are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments. The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees,

17

HIMCO Variable Insurance Trust

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period. During the six-month period ended June 30, 2016, there were no transfers between different hierarchy levels.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Income and capital gain distributions from the Master Funds are accrued on the ex-dividend date.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of a Fund’s shares received by an insurance company prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Board of Trustees based upon the investment performance of the Funds. The policy of all the Funds is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Principal Risks:

The Funds are exposed to the risks of the Master Funds in direct proportion to the amount of assets each Fund allocates to each Master Fund. The market values of the Master Funds may decline due to general market conditions which are not specifically related to a particular fund, such as real or perceived adverse economic conditions or adverse investor sentiment generally.

18

HIMCO Variable Insurance Trust

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

4.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Funds intend to continue to qualify as Regulated Investment Companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of the IRC. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain distribution adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014
	Ordinary Income	Long- Term Capital Gains(1)	Ordinary Income	Long- Term Capital Gains(1)
Asset Allocation Fund	$721,372	$758,343	$816,074	$18,006,855
Blue Chip Income and Growth Fund	1,263,856	708,750	648,000	8,904,361
Bond Fund	3,092,400	414,404	3,495,510	9,191,724
Global Bond Fund	168,861	1,369	13,100	1,386,993
Global Growth and Income Fund	1,501,497	668,984	1,563,826	20,215,503
Global Growth Fund	165,242	168,621	196,001	9,854,542
Global Small Capitalization Fund	—	544,795	171,479	11,021,664
Growth Fund	2,530,703	6,406,141	2,316,304	102,664,035
Growth-Income Fund	1,666,340	3,952,087	1,909,005	55,384,012
International Fund	2,004,068	1,164,587	2,227,209	39,928,767
New World Fund	261,451	8,094	330,200	10,565,456

(1)	The Funds designate these distributions as capital gain dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2015, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital(1)	Unrealized Appreciation (Depreciation)(2)	Total Accumulated Earnings (Deficit)
Asset Allocation Fund	$1,013,089	$6,577,959	$—	$1,027,114	$8,618,162
Blue Chip Income and Growth Fund	899,736	8,179,370	—	2,792,121	11,871,227
Bond Fund	4,871,868	1,344,207	—	(4,399,357)	1,816,718
Global Bond Fund	169,482	—	(223,451)	(1,153,584)	(1,207,553)
Global Growth and Income Fund	665,664	4,556,731	—	6,164,516	11,386,911
Global Growth Fund	314,070	2,791,774	—	1,598,980	4,704,824
Global Small Capitalization Fund	160,016	7,330,120	—	4,965,189	12,455,325
Growth Fund	748,426	92,964,006	—	38,855,537	132,567,969
Growth-Income Fund	2,142,060	39,353,416	—	21,881,400	63,376,876
International Fund	1,915,242	15,464,164	—	3,209,112	20,588,518
New World Fund	402,893	796,214	—	(4,102,404)	(2,903,297)

19

HIMCO Variable Insurance Trust

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

(1)	The Funds had capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
(2)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses.

(d)	Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for items such as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributable income may be shown in the accompanying Statements of Assets and Liabilities as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the fiscal year ended December 31, 2015, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

	Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Global Bond Fund	$—	$(1)	$1
Global Small Capitalization Fund	17,094	—	(17,094)
New World Fund	1	—	(1)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2015 (tax-year-end), the following Fund had long-term capital loss carryforwards with no expiration for U.S. federal income tax purposes as follows:

Amount
Global Bond Fund	$223,451

f)	Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Funds do not have an examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules have no effect on the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year ended December 31, 2015. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

5.	Fees and Expenses:

a)	Investment Management Agreement – Hartford Investment Management Company (“Hartford Investment Management”) serves as the Funds’ investment manager pursuant to an Investment Management Agreement with the Trust. Hartford Investment Management is a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). The investment manager provides day-to-day investment management services to the Funds and has overall investment supervisory responsibility for each Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for operation of the Funds.

20

HIMCO Variable Insurance Trust

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to the investment manager for investment management services rendered during the six-month period ended June 30, 2016. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
Asset Allocation Fund	0.65%
Blue Chip Income and Growth Fund	0.75%
Bond Fund	0.50%
Global Bond Fund	0.75%
Global Growth and Income Fund	0.80%
Global Growth Fund	1.00%
Global Small Capitalization Fund	0.80%
Growth Fund	0.75%
Growth-Income Fund	0.70%
International Fund	0.85%
New World Fund	1.10%

*	Hartford Investment Management has contractually agreed with the Trust, on behalf of each Fund, to waive a portion of its management fee to the extent necessary to maintain its net management fee at 0.25% of average daily net assets per annum, for as long as the Fund is part of a master-feeder fund structure. The Board of Trustees may change or eliminate this waiver if the fund structure changes.

b)	Accounting Services Agreement – State Street Bank and Trust Company (“State Street Bank”) provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Funds, and State Street Bank. The amount paid for accounting services can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

c)	Operating Expenses – Allocable expenses incurred by the Trust are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund. Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of each Fund as follows:

Fund	Annual Rate
Asset Allocation Fund	0.86%
Blue Chip Income and Growth Fund	0.99%
Bond Fund	0.93%
Global Bond Fund	1.15%
Global Growth and Income Fund	1.18%
Global Growth Fund	1.14%
Global Small Capitalization Fund	1.32%
Growth Fund	0.89%
Growth-Income Fund	0.83%
International Fund	1.09%
New World Fund	1.36%

This contractual arrangement will remain in effect until April 30, 2017, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Funds.

d)	Distribution Plan for Class IB Shares – HIMCO Distribution Services Company, a wholly owned subsidiary of The Hartford, serves as the Funds’ principal underwriter and distributor. The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Board of Trustees.

21

HIMCO Variable Insurance Trust

Notes to Financial Statements – (concluded)

June 30, 2016 (Unaudited)

The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of each Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board of Trustees has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly or at such other intervals as the Board of Trustees may determine.

e)	Transfer Agent Fees – State Street Bank provides transfer agent services to the Funds. The transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors. Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services. The amount paid for transfer agent services can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

f)	Trustee Fees – The Board of Trustees is responsible for oversight of the Funds. The Board of Trustees elects officers who are responsible for the day to day operations of the Funds. The Board of Trustees oversees the investment manager and the other principal service providers of the Funds. The Board of Trustees currently holds four regularly scheduled meetings throughout each year. In addition, the Board of Trustees may hold special meetings at other times either in person or by telephone. A portion of the compensation of the Funds’ CCO was allocated to each operational investment company in the Trust and is included in the Trustee fees. The Trustee fees paid during the period can be found in the Statements of Operations.

6.	Investment Transactions:

For the six-month period ended June 30, 2016, the aggregate cost of purchases and sales of investments in Master Funds (excluding short-term investments) were as follows:

	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Asset Allocation Fund	$2,044,982	$5,891,519
Blue Chip Income and Growth Fund	5,897,333	4,166,224
Bond Fund	4,170,474	17,653,589
Global Bond Fund	1,526,180	1,310,501
Global Growth and Income Fund	235,517	4,452,917
Global Growth Fund	2,147,562	1,956,069
Global Small Capitalization Fund	8,714,027	3,964,153
Growth Fund	25,655,104	23,703,106
Growth-Income Fund	17,949,947	14,566,196
International Fund	18,532,769	13,022,137
New World Fund	228,168	2,325,035

7.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Statutory Trust Act and the federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Subsequent Event:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Financials Statements were issued. Based on this evaluation, no disclosures were required to the Financial Statements as of June 30, 2016.

22

HIMCO Variable Insurance Trust

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)
HIMCO VIT American Funds Asset Allocation Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$8.95	$—	(4)	$0.40	$0.40	$—	$—	$—	$9.35	4.47	%(5)	$40,951	1.05	%(6)	0.57	%(6)	0.08	%(6)

For the Year Ended December 31, 2015
IB	$9.12	$0.18		$(0.08)	$0.10	$(0.13)	$(0.14)	$(0.27)	$8.95	1.12%		$44,093	1.01%		0.56%		1.99%

For the Year Ended December 31, 2014
IB	$12.63	$0.12		$0.44	$0.56	$(0.18)	$(3.89)	$(4.07)	$9.12	5.05%		$54,855	0.99%		0.55%		1.09%

For the Year Ended December 31, 2013(7)
IB	$11.04	$0.12		$2.39	$2.51	$(0.17)	$(0.75)	$(0.92)	$12.63	23.40%		$62,961	0.95%		0.55%		0.97%

For the Year Ended December 31, 2012(7)(8)
IB	$9.70	$0.19		$1.34	$1.53	$(0.17)	$(0.02)	$(0.19)	$11.04	15.80%		$64,616	0.95%		0.55%		1.56%

For the Year Ended December 31, 2011(7)(8)
IB	$9.74	$0.14		$(0.05)	$0.09	$(0.13)	$—	$(0.13)	$9.70	1.02%		$64,356	0.95%		0.55%		1.61%

HIMCO VIT American Funds Blue Chip Income and Growth Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$10.38	$0.10		$0.91	$1.01	$—	$—	$—	$11.39	9.73	%(5)	$38,931	1.15	%(6)	0.58	%(6)	1.97	%(6)

For the Year Ended December 31, 2015
IB	$11.25	$0.23		$(0.58)	$(0.35)	$(0.33)	$(0.19)	$(0.52)	$10.38	(3.30)%		$36,874	1.13%		0.57%		2.07%

For the Year Ended December 31, 2014
IB	$12.31	$0.34		$1.38	$1.72	$(0.20)	$(2.58)	$(2.78)	$11.25	15.02%		$47,550	1.10%		0.57%		2.83%

For the Year Ended December 31, 2013(7)
IB	$10.11	$0.17		$3.02	$3.19	$(0.18)	$(0.81)	$(0.99)	$12.31	32.55%		$43,502	1.07%		0.57%		1.51%

For the Year Ended December 31, 2012(7)(8)
IB	$9.07	$0.15		$1.07	$1.22	$(0.12)	$(0.06)	$(0.18)	$10.11	13.53%		$39,920	1.07%		0.57%		1.67%

For the Year Ended December 31, 2011(7)(8)
IB	$9.18	$0.13		$(0.24)	$(0.11)	$—	$—	$—	$9.07	(1.19)%		$32,425	1.07%		0.57%		1.44%

HIMCO VIT American Funds Bond Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$9.40	$0.04		$0.46	$0.50	$—	$—	$—	$9.90	5.32	%(5)	$145,002	0.86	%(6)	0.55	%(6)	0.90	%(6)

For the Year Ended December 31, 2015
IB	$9.60	$0.27		$(0.28)	$(0.01)	$(0.17)	$(0.02)	$(0.19)	$9.40	(0.06)%		$151,684	0.84%		0.54%		2.81%

For the Year Ended December 31, 2014
IB	$9.75	$0.14		$0.34	$0.48	$(0.17)	$(0.46)	$(0.63)	$9.60	4.98%		$189,076	0.81%		0.54%		1.42%

For the Year Ended December 31, 2013(7)
IB	$10.52	$0.17		$(0.42)	$(0.25)	$(0.22)	$(0.30)	$(0.52)	$9.75	(2.37)%		$236,846	0.79%		0.54%		1.67%

For the Year Ended December 31, 2012(7)(8)
IB	$10.52	$0.23		$0.29	$0.52	$(0.29)	$(0.23)	$(0.52)	$10.52	5.01%		$199,008	0.79%		0.54%		2.13%

For the Year Ended December 31, 2011(7)(8)
IB	$10.21	$0.29		$0.30	$0.59	$(0.28)	$—	$(0.28)	$10.52	5.84%		$198,203	0.79%		0.54%		2.57%

See Portfolio Turnover information at the conclusion of Financial Highlights

23

HIMCO Variable Insurance Trust

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)
HIMCO VIT American Funds Global Bond Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$8.47	$(0.02)	$0.68	$0.66	$—	$—	$—	$9.13	7.79	%(5)	$11,573	1.32	%(6)	0.58	%(6)	(0.36	)%(6)

For the Year Ended December 31, 2015
IB	$8.98	$0.11	$(0.50)	$(0.39)	$(0.12)	$— (4)	$(0.12)	$8.47	(4.39)%		$10,559	1.25%		0.58%		1.29%

For the Year Ended December 31, 2014
IB	$9.66	$0.10	$0.05	$0.15	$(0.01)	$(0.82)	$(0.83)	$8.98	1.17%		$15,042	1.22%		0.63%		1.01%

For the Year Ended December 31, 2013(7)
IB	$11.10	$(0.06)	$(0.29)	$(0.35)	$(0.37)	$(0.72)	$(1.09)	$9.66	(3.03)%		$17,007	1.09%		0.59%		(0.59)%

For the Year Ended December 31, 2012(7)(8)
IB	$11.02	$0.24	$0.38	$0.62	$(0.31)	$(0.23)	$(0.54)	$11.10	5.83%		$38,193	1.07%		0.57%		1.69%

For the Year Ended December 31, 2011(7)(8)
IB	$10.86	$0.23	$0.24	$0.47	$(0.23)	$(0.08)	$(0.31)	$11.02	4.28%		$44,352	1.06%		0.56%		2.56%

HIMCO VIT American Funds Global Growth and Income Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$6.56	$— (4)	$0.10	$0.10	$—	$—	$—	$6.66	1.52	%(5)	$34,562	1.22	%(6)	0.54	%(6)	0.09	%(6)

For the Year Ended December 31, 2015
IB	$7.01	$0.10	$(0.20)	$(0.10)	$(0.24)	$(0.11)	$(0.35)	$6.56	(1.64)%		$38,341	1.17%		0.55%		1.49%

For the Year Ended December 31, 2014
IB	$11.24	$0.29	$0.32	$0.61	$(0.37)	$(4.47)	$(4.84)	$7.01	5.36%		$48,147	1.15%		0.57%		3.04%

For the Year Ended December 31, 2013(7)
IB	$9.58	$0.24	$1.84	$2.08	$(0.26)	$(0.16)	$(0.42)	$11.24	22.16%		$52,712	1.11%		0.56%		2.28%

For the Year Ended December 31, 2012(7)(8)
IB	$8.38	$0.23	$1.20	$1.43	$(0.23)	$—	$(0.23)	$9.58	17.30%		$74,927	1.10%		0.55%		2.05%

For the Year Ended December 31, 2011(7)(8)
IB	$9.06	$0.22	$(0.70)	$(0.48)	$(0.20)	$—	$(0.20)	$8.38	(5.19)%		$78,639	1.09%		0.54%		2.30%

HIMCO VIT American Funds Global Growth Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$7.71	$0.03	$(0.31)	$(0.28)	$—	$—	$—	$7.43	(3.63	)%(5)	$17,030	1.48	%(6)	0.59	%(6)	0.72	%(6)

For the Year Ended December 31, 2015
IB	$7.35	$0.12	$0.36	$0.48	$(0.06)	$(0.06)	$(0.12)	$7.71	6.60%		$18,999	1.43%		0.59%		1.51%

For the Year Ended December 31, 2014
IB	$12.56	$0.08	$0.07	$0.15	$(0.12)	$(5.24)	$(5.36)	$7.35	1.97%		$20,704	1.42%		0.60%		0.75%

For the Year Ended December 31, 2013(7)
IB	$10.45	$0.08	$2.83	$2.91	$(0.06)	$(0.74)	$(0.80)	$12.56	28.77%		$24,509	1.34%		0.59%		0.71%

For the Year Ended December 31, 2012(7)(8)
IB	$8.74	$0.06	$1.86	$1.92	$(0.10)	$(0.11)	$(0.21)	$10.45	22.19%		$29,055	1.33%		0.58%		0.48%

For the Year Ended December 31, 2011(7)(8)
IB	$9.74	$0.10	$(0.99)	$(0.89)	$(0.11)	$—	$(0.11)	$8.74	(9.18)%		$29,319	1.32%		0.57%		0.95%

See Portfolio Turnover information at the conclusion of Financial Highlights

24

HIMCO Variable Insurance Trust

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)
HIMCO VIT American Funds Global Small Capitalization Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$7.55	$—	(4)	$(0.31)	$(0.31)	$—	$—	$—	$7.24	(4.11	)%(5)	$37,799	1.21	%(6)	0.59	%(6)	0.07	%(6)

For the Year Ended December 31, 2015
IB	$7.64	$0.03		$(0.02)	$0.01	$—	$(0.10)	$(0.10)	$7.55	(0.03)%		$41,737	1.17%		0.58%		0.34%

For the Year Ended December 31, 2014
IB	$9.47	$(0.02)		$0.16	$0.14	$(0.03)	$(1.94)	$(1.97)	$7.64	1.75%		$50,478	1.15%		0.57%		(0.26)%

For the Year Ended December 31, 2013(7)
IB	$8.29	$0.03		$2.18	$2.21	$(0.09)	$(0.94)	$(1.03)	$9.47	27.89%		$61,224	1.13%		0.58%		0.30%

For the Year Ended December 31, 2012(7)(8)
IB	$7.83	$0.10		$1.23	$1.33	$(0.10)	$(0.77)	$(0.87)	$8.29	17.85%		$53,881	1.11%		0.56%		0.99%

For the Year Ended December 31, 2011(7)(8)
IB	$9.92	$0.10		$(2.01)	$(1.91)	$(0.13)	$(0.05)	$(0.18)	$7.83	(19.40)%		$55,658	1.11%		0.56%		0.98%

HIMCO VIT American Funds Growth Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$9.83	$—	(4)	$0.08	$0.08	$—	$—	$—	$9.91	0.81	%(5)	$238,992	1.10	%(6)	0.54	%(6)	(0.08	)%(6)

For the Year Ended December 31, 2015
IB	$9.53	$0.03		$0.59	$0.62	$(0.09)	$(0.23)	$(0.32)	$9.83	6.50%		$257,086	1.09%		0.54%		0.26%

For the Year Ended December 31, 2014
IB	$13.09	$0.10		$0.70	$0.80	$(0.10)	$(4.26)	$(4.36)	$9.53	8.21%		$299,254	1.06%		0.54%		0.85%

For the Year Ended December 31, 2013(7)
IB	$10.45	$0.07		$3.00	$3.07	$(0.06)	$(0.37)	$(0.43)	$13.09	29.78%		$351,018	1.04%		0.54%		0.60%

For the Year Ended December 31, 2012(7)(8)
IB	$8.95	$0.05		$1.51	$1.56	$(0.03)	$(0.03)	$(0.06)	$10.45	17.56%		$333,889	1.04%		0.54%		0.50%

For the Year Ended December 31, 2011(7)(8)
IB	$9.38	$0.03		$(0.46)	$(0.43)	$—	$—	$—	$8.95	(4.57)%		$317,968	1.04%		0.54%		0.33%

HIMCO VIT American Funds Growth-Income Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$9.86	$0.06		$0.23	$0.29	$—	$—	$—	$10.15	2.94	%(5)	$138,709	1.05	%(6)	0.54	%(6)	1.15	%(6)

For the Year Ended December 31, 2015
IB	$10.09	$0.13		$— (4)	$0.13	$(0.11)	$(0.25)	$(0.36)	$9.86	1.19%		$146,681	1.04%		0.54%		1.32%

For the Year Ended December 31, 2014
IB	$13.26	$0.11		$1.03	$1.14	$(0.15)	$(4.16)	$(4.31)	$10.09	10.30%		$171,832	1.01%		0.54%		0.90%

For the Year Ended December 31, 2013(7)
IB	$10.20	$0.11		$3.23	$3.34	$(0.14)	$(0.14)	$(0.28)	$13.26	33.14%		$197,689	0.99%		0.54%		0.97%

For the Year Ended December 31, 2012(7)(8)
IB	$8.81	$0.13		$1.38	$1.51	$(0.12)	$—	$(0.12)	$10.20	17.16%		$183,220	0.99%		0.54%		1.29%

See Portfolio Turnover information at the conclusion of Financial Highlights

25

HIMCO Variable Insurance Trust

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)

For the Year Ended December 31, 2011(7)(8)
IB	$9.00	$0.12	$(0.31)	$(0.19)	$—	$—	$—	$8.81	(2.12)%		$170,059	0.98%		0.53%		1.26%
HIMCO VIT American Funds International Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$7.33	$(0.01)	$(0.09)	$(0.10)	$—	$—	$—	$7.23	(1.36	)%(5)	$140,643	1.21	%(6)	0.55	%(6)	(0.19	)%(6)

For the Year Ended December 31, 2015
IB	$7.85	$0.09	$(0.45)	$(0.36)	$(0.10)	$(0.06)	$(0.16)	$7.33	(4.83)%		$149,253	1.20%		0.55%		1.12%

For the Year Ended December 31, 2014
IB	$10.27	$0.09	$(0.36)	$(0.27)	$(0.12)	$(2.03)	$(2.15)	$7.85	(2.88)%		$180,339	1.17%		0.55%		0.98%

For the Year Ended December 31, 2013(7)
IB	$8.73	$0.09	$1.74	$1.83	$(0.11)	$(0.18)	$(0.29)	$10.27	21.23%		$226,400	1.15%		0.55%		0.99%

For the Year Ended December 31, 2012(7)(8)
IB	$7.54	$0.10	$1.22	$1.32	$(0.13)	$—	$(0.13)	$8.73	17.58%		$225,298	1.14%		0.54%		1.15%

For the Year Ended December 31, 2011(7)(8)
IB	$8.96	$0.13	$(1.40)	$(1.27)	$(0.15)	$—	$(0.15)	$7.54	(14.23)%		$208,399	1.14%		0.54%		1.52%

HIMCO VIT American Funds New World Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$5.39	$(0.01)	$0.12	$0.11	$—	$—	$—	$5.50	2.04	%(5)	$19,566	1.57	%(6)	0.57	%(6)	(0.37	)%(6)

For the Year Ended December 31, 2015
IB	$5.65	$0.09	$(0.29)	$(0.20)	$(0.06)	$— (4)	$(0.06)	$5.39	(3.52)%		$21,292	1.51%		0.58%		1.61%

For the Year Ended December 31, 2014
IB	$9.17	$0.05	$(0.54)	$(0.49)	$(0.10)	$(2.93)	$(3.03)	$5.65	(8.17)%		$27,138	1.49%		0.59%		0.59%

For the Year Ended December 31, 2013(7)
IB	$9.46	$0.07	$0.89	$0.96	$(0.08)	$(1.17)	$(1.25)	$9.17	11.06%		$34,304	1.43%		0.58%		0.77%

For the Year Ended December 31, 2012(7)(8)
IB	$8.66	$0.07	$1.38	$1.45	$(0.15)	$(0.50)	$(0.65)	$9.46	17.47%		$51,697	1.41%		0.56%		0.61%

For the Year Ended December 31, 2011(7)(8)
IB	$10.24	$0.15	$(1.60)	$(1.45)	$(0.13)	$—	$(0.13)	$8.66	(14.23)%		$52,569	1.41%		0.56%		1.33%

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include expenses of the Master Funds.
(4)	Per share amount is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	These financial highlights were audited by other auditors.
(8)	Net investment income (loss) per share amounts have been calculated using the SEC method.

See Portfolio Turnover information at the conclusion of Financial Highlights

26

HIMCO Variable Insurance Trust

Financial Highlights – (concluded)

	Portfolio Turnover Rate
	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013(1)	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)
HIMCO VIT American Funds Asset Allocation Fund	5%	16%	11%	29%	14%	9%
HIMCO VIT American Funds Blue Chip Income and Growth Fund	11	18	15	16	23	14
HIMCO VIT American Funds Bond Fund	3	9	6	15	15	15
HIMCO VIT American Funds Global Bond Fund	12	5	12	10	8	16
HIMCO VIT American Funds Global Growth and Income Fund	1	3	7	4	5	5
HIMCO VIT American Funds Global Growth Fund	11	18	15	7	4	11
HIMCO VIT American Funds Global Small Capitalization Fund	10	16	5	11	4	11
HIMCO VIT American Funds Growth Fund	10	22	8	3	4	5
HIMCO VIT American Funds Growth-Income Fund	10	19	8	6	9	5
HIMCO VIT American Funds International Fund	9	14	6	4	7	9
HIMCO VIT American Funds New World Fund	1	11	16	6	8	9

(1)	These financial highlights were audited by other auditors.

27

HIMCO Variable Insurance Trust

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

HIMCO Variable Insurance Trust

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first set of rows of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of rows of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of rows of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Fund Name	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16(1)	Annualized Expense Ratio(2)
HIMCO VIT American Funds Asset Allocation Fund
Actual
Class IB	$1,000.00	$1,044.70	$4.37	0.86%
Hypothetical
Class IB	$1,000.00	$1,020.59	$4.32	0.86%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
Actual
Class IB	$1,000.00	$1,097.30	$5.16	0.99%
Hypothetical
Class IB	$1,000.00	$1,019.94	$4.97	0.99%
HIMCO VIT American Funds Bond Fund
Actual
Class IB	$1,000.00	$1,053.20	$4.75	0.93%
Hypothetical
Class IB	$1,000.00	$1,020.24	$4.67	0.93%
HIMCO VIT American Funds Global Bond Fund
Actual
Class IB	$1,000.00	$1,077.90	$5.94	1.15%
Hypothetical
Class IB	$1,000.00	$1,019.15	$5.77	1.15%

29

HIMCO Variable Insurance Trust

Expense Example (Unaudited) – (concluded)

Fund Name	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16(1)	Annualized Expense Ratio(2)
HIMCO VIT American Funds Global Growth and Income Fund
Actual
Class IB	$1,000.00	$1,015.20	$5.91	1.18%
Hypothetical
Class IB	$1,000.00	$1,019.00	$5.92	1.18%
HIMCO VIT American Funds Global Growth Fund
Actual
Class IB	$1,000.00	$963.70	$5.57	1.14%
Hypothetical
Class IB	$1,000.00	$1,019.20	$5.72	1.14%
HIMCO VIT American Funds Global Small Capitalization Fund
Actual
Class IB	$1,000.00	$958.90	$6.43	1.32%
Hypothetical
Class IB	$1,000.00	$1,018.30	$6.62	1.32%
HIMCO VIT American Funds Growth Fund
Actual
Class IB	$1,000.00	$1,008.10	$4.44	0.89%
Hypothetical
Class IB	$1,000.00	$1,020.44	$4.47	0.89%
HIMCO VIT American Funds Growth-Income Fund
Actual
Class IB	$1,000.00	$1,029.40	$4.19	0.83%
Hypothetical
Class IB	$1,000.00	$1,020.74	$4.17	0.83%
HIMCO VIT American Funds International Fund
Actual
Class IB	$1,000.00	$986.40	$5.38	1.09%
Hypothetical
Class IB	$1,000.00	$1,019.44	$5.47	1.09%
HIMCO VIT American Funds New World Fund
Actual
Class IB	$1,000.00	$1,020.40	$6.83	1.36%
Hypothetical
Class IB	$1,000.00	$1,018.10	$6.82	1.36%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.
(2)	The ratio reflects the expenses of both the Feeder and Master Funds.

30

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, please see our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, which is available at Online Privacy Policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal

Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2016

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent product information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Fund available for investment thereunder.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

You should carefully consider investment objectives, risks, and charges and expenses of HIMCO Variable Insurance Trust Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained from your investment representative or from www.hvitfunds.com. Please read them carefully before investing.

Hartford Investment Management is an SEC-registered investment adviser. SEC registration does not imply a certain level of skill or training; nor does it imply that the SEC has sponsored, recommended, or otherwise approved of Hartford Investment Management.

Distributor: HIMCO Distribution Services Company, member FINRA, SIPC, a broker-dealer affiliated with Hartford Investment Management. Not FDIC Insured – No Bank Guarantee – May Lose Value

HVIT

HIMCO VARIABLE INSURANCE TRUST

HIMCO VIT PORTFOLIO DIVERSIFIER FUND

TOKYO
THU MAY

2016 Semi-annual Report

[This page is intentionally left blank]

HIMCO VIT Portfolio Diversifier Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Fund available for investment thereunder.

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7%
	Automobiles & Components - 0.2%
916	BorgWarner, Inc.	$27,040
1,159	Delphi Automotive plc	72,553
16,606	Ford Motor Co.	208,738
5,960	General Motors Co.	168,668
1,123	Goodyear Tire & Rubber Co. (The)	28,816
773	Harley-Davidson, Inc.	35,017
2,762	Johnson Controls, Inc.	122,246

		663,078

	Banks - 1.3%
43,644	Bank of America Corp.	579,156
3,485	BB&T Corp.	124,101
12,469	Citigroup, Inc.	528,561
2,233	Citizens Financial Group, Inc.	44,615
754	Comerica, Inc.	31,012
3,256	Fifth Third Bancorp	57,273
3,417	Huntington Bancshares, Inc.	30,548
15,536	JPMorgan Chase & Co.	965,407
3,590	KeyCorp	39,670
675	M&T Bank Corp.	79,805
1,327	People’s United Financial, Inc.	19,454
2,126	PNC Financial Services Group, Inc. (The)	173,035
5,369	Regions Financial Corp.	45,690
2,135	SunTrust Banks, Inc.	87,706
6,892	US Bancorp	277,954
19,629	Wells Fargo & Co.	929,041
868	Zions Bancorp	21,813

		4,034,841

	Capital Goods - 1.8%
2,577	3M Co.	451,284
186	Acuity Brands, Inc.	46,121
410	Allegion plc	28,466
997	AMETEK, Inc.	46,091
2,544	Boeing Co. (The)	330,389
2,480	Caterpillar, Inc.	188,009
673	Cummins, Inc.	75,672
2,546	Danaher Corp.	257,146
1,269	Deere & Co.	102,840
664	Dover Corp.	46,029
1,943	Eaton Corp. plc	116,055
2,740	Emerson Electric Co.	142,918
1,222	Fastenal Co.	54,245
559	Flowserve Corp.	25,250
591	Fluor Corp.	29,125
656	Fortune Brands Home & Security, Inc.	38,028
1,220	General Dynamics Corp.	169,873
39,071	General Electric Co.	1,229,955
3,238	Honeywell International, Inc.	376,644
1,373	Illinois Tool Works, Inc.	143,012
1,088	Ingersoll-Rand plc	69,284
524	Jacobs Engineering Group, Inc.(2)	26,100
329	L-3 Communications Holdings, Inc.	48,261
1,111	Lockheed Martin Corp.	275,717
1,414	Masco Corp.	43,749
767	Northrop Grumman Corp.	170,489
1,489	PACCAR, Inc.	77,234
574	Parker-Hannifin Corp.	62,021
772	Pentair plc	45,000
639	Quanta Services, Inc.(2)	14,774
1,262	Raytheon Co.	171,569
550	Rockwell Automation, Inc.	63,151

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Capital Goods - 1.8% - (continued)
555	Rockwell Collins, Inc.	$47,253
428	Roper Technologies, Inc.	73,000
248	Snap-on, Inc.	39,139
637	Stanley Black & Decker, Inc.	70,847
1,149	Textron, Inc.	42,008
225	TransDigm Group, Inc.(2)	59,330
374	United Rentals, Inc.(2)	25,095
3,306	United Technologies Corp.	339,030
241	WW Grainger, Inc.	54,767
766	Xylem, Inc.	34,202

		5,749,172

	Commercial & Professional Services - 0.2%
366	Cintas Corp.	35,916
152	Dun & Bradstreet Corp. (The)	18,520
503	Equifax, Inc.	64,585
1,539	Nielsen Holdings plc	79,982
806	Pitney Bowes, Inc.	14,347
1,010	Republic Services, Inc.	51,823
568	Robert Half International, Inc.	21,675
365	Stericycle, Inc.(2)	38,004
1,807	Tyco International plc	76,978
656	Verisk Analytics, Inc.(2)	53,188
1,754	Waste Management, Inc.	116,237

		571,255

	Consumer Durables & Apparel - 0.4%
1,173	Coach, Inc.	47,788
1,403	DR Horton, Inc.	44,167
505	Garmin Ltd.	21,422
1,603	Hanesbrands, Inc.	40,283
304	Harman International Industries, Inc.	21,833
473	Hasbro, Inc.	39,727
567	Leggett & Platt, Inc.	28,979
781	Lennar Corp., Class A	36,004
1,436	Mattel, Inc.	44,933
755	Michael Kors Holdings Ltd.(2)	37,357
273	Mohawk Industries, Inc.(2)	51,805
1,947	Newell Brands, Inc.	94,566
5,657	NIKE, Inc., Class B	312,266
1,358	PulteGroup, Inc.	26,468
344	PVH Corp.	32,415
242	Ralph Lauren Corp.	21,688
770	Under Armour, Inc., Class A(2)	30,900
797	Under Armour, Inc., Class C(2)	29,011
1,417	VF Corp.	87,131
322	Whirlpool Corp.	53,658

		1,102,401

	Consumer Services - 0.4%
1,862	Carnival Corp.	82,300
124	Chipotle Mexican Grill, Inc.(2)	49,942
482	Darden Restaurants, Inc.	30,530
953	H&R Block, Inc.	21,919
805	Marriott International, Inc., Class A	53,500
3,730	McDonald’s Corp.	448,868
718	Royal Caribbean Cruises Ltd.	48,214
6,224	Starbucks Corp.	355,515
715	Starwood Hotels & Resorts Worldwide, Inc.	52,874
474	Wyndham Worldwide Corp.	33,763
347	Wynn Resorts Ltd.	31,452
1,732	Yum! Brands, Inc.	143,618

		1,352,495

The accompanying Notes are an integral part of these financial statements.

2

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Diversified Financials - 1.1%
228	Affiliated Managers Group, Inc.(2)	$32,096
3,434	American Express Co.	208,650
704	Ameriprise Financial, Inc.	63,254
4,581	Bank of New York Mellon Corp. (The)	177,972
7,962	Berkshire Hathaway, Inc., Class B(2)	1,152,818
535	BlackRock, Inc.	183,253
2,174	Capital One Financial Corp.	138,071
5,122	Charles Schwab Corp. (The)	129,638
1,441	CME Group, Inc.	140,353
1,751	Discover Financial Services	93,836
1,181	E*TRADE Financial Corp.(2)	27,742
1,559	Franklin Resources, Inc.	52,024
1,642	Goldman Sachs Group, Inc. (The)	243,968
506	Intercontinental Exchange, Inc.	129,516
1,763	Invesco Ltd.	45,027
436	Legg Mason, Inc.	12,858
1,425	Leucadia National Corp.	24,695
718	Moody’s Corp.	67,284
6,422	Morgan Stanley	166,844
493	NASDAQ, Inc.	31,882
1,401	Navient Corp.	16,742
912	Northern Trust Corp.	60,429
1,123	S&P Global, Inc.	120,453
1,680	State Street Corp.	90,586
3,530	Synchrony Financial(2)	89,238
1,051	T Rowe Price Group, Inc.	76,691

		3,575,920

	Energy - 1.8%
2,170	Anadarko Petroleum Corp.	115,552
1,607	Apache Corp.	89,462
1,853	Baker Hughes, Inc.	83,626
1,975	Cabot Oil & Gas Corp.	50,836
2,482	Chesapeake Energy Corp.(2)	10,623
8,007	Chevron Corp.	839,374
404	Cimarex Energy Co.	48,205
1,688	Columbia Pipeline Group, Inc.	43,027
553	Concho Resources, Inc.(2)	65,956
5,260	ConocoPhillips	229,336
2,227	Devon Energy Corp.	80,729
260	Diamond Offshore Drilling, Inc.	6,326
2,339	EOG Resources, Inc.	195,119
734	EQT Corp.	56,834
17,619	Exxon Mobil Corp.	1,651,605
950	FMC Technologies, Inc.(2)	25,337
3,654	Halliburton Co.	165,490
461	Helmerich & Payne, Inc.	30,947
1,122	Hess Corp.	67,432
7,757	Kinder Morgan, Inc.	145,211
3,624	Marathon Oil Corp.	54,396
2,257	Marathon Petroleum Corp.	85,676
678	Murphy Oil Corp.	21,527
1,612	National Oilwell Varco, Inc.	54,244
834	Newfield Exploration Co.(2)	36,846
1,817	Noble Energy, Inc.	65,176
3,247	Occidental Petroleum Corp.	245,343
894	ONEOK, Inc.	42,420
1,991	Phillips 66	157,966
697	Pioneer Natural Resources Co.	105,393
723	Range Resources Corp.	31,190
5,904	Schlumberger Ltd.	466,888

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Energy - 1.8% - (continued)
2,001	Southwestern Energy Co.(2)	$25,173
2,916	Spectra Energy Corp.	106,813
506	Tesoro Corp.	37,910
1,472	Transocean Ltd.	17,502
1,992	Valero Energy Corp.	101,592
2,892	Williams Cos., Inc. (The)	62,554

		5,719,636

	Food & Staples Retailing - 0.6%
1,860	Costco Wholesale Corp.	292,094
4,563	CVS Health Corp.	436,862
4,052	Kroger Co. (The)	149,073
2,223	Sysco Corp.	112,795
6,489	Wal-Mart Stores, Inc.	473,827
3,672	Walgreens Boots Allliance, Inc.	305,768
1,369	Whole Foods Market, Inc.	43,835

		1,814,254

	Food, Beverage & Tobacco - 1.5%
8,314	Altria Group, Inc.	573,333
2,496	Archer-Daniels-Midland Co.	107,053
426	Brown-Forman Corp., Class B	42,498
760	Campbell Soup Co.	50,563
16,545	Coca-Cola Co. (The)	749,985
1,854	ConAgra Foods, Inc.	88,640
750	Constellation Brands, Inc., Class A	124,050
787	Dr Pepper Snapple Group, Inc.	76,048
2,532	General Mills, Inc.	180,582
597	Hershey Co. (The)	67,754
1,142	Hormel Foods Corp.	41,797
507	JM Smucker Co. (The)	77,272
1,068	Kellogg Co.	87,202
2,532	Kraft Heinz Co. (The)	224,031
489	McCormick & Co., Inc.	52,162
790	Mead Johnson Nutrition Co.	71,692
784	Molson Coors Brewing Co., Class B	79,286
6,594	Mondelez International, Inc., Class A	300,093
600	Monster Beverage Corp.(2)	96,426
6,138	PepsiCo, Inc.	650,260
6,592	Philip Morris International, Inc.	670,538
3,512	Reynolds American, Inc.	189,402
1,277	Tyson Foods, Inc., Class A	85,291

		4,685,958

	Health Care Equipment & Services - 1.3%
6,251	Abbott Laboratories	245,727
1,489	Aetna, Inc.	181,852
779	AmerisourceBergen Corp.	61,790
1,117	Anthem, Inc.	146,707
2,343	Baxter International, Inc.	105,951
902	Becton Dickinson and Co.	152,970
5,760	Boston Scientific Corp.(2)	134,611
1,383	Cardinal Health, Inc.	107,888
729	Centene Corp.(2)	52,029
1,281	Cerner Corp.(2)	75,067
1,090	Cigna Corp.	139,509
313	CR Bard, Inc.	73,605
691	DaVita HealthCare Partners, Inc.(2)	53,428
993	DENTSPLY SIRONA, Inc.	61,606
899	Edwards Lifesciences Corp.(2)	89,657
2,686	Express Scripts Holding Co.(2)	203,599
1,279	HCA Holdings, Inc.(2)	98,496

The accompanying Notes are an integral part of these financial statements.

3

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Health Care Equipment & Services - 1.3% - (continued)
347	Henry Schein, Inc.(2)	$61,350
1,039	Hologic, Inc.(2)	35,949
633	Humana, Inc.	113,864
162	Intuitive Surgical, Inc.(2)	107,148
433	Laboratory Corp. of America Holdings(2)	56,407
956	McKesson Corp.	178,437
5,973	Medtronic plc	518,277
357	Patterson Cos., Inc.	17,097
603	Quest Diagnostics, Inc.	49,090
1,212	St Jude Medical, Inc.	94,536
1,334	Stryker Corp.	159,853
4,040	UnitedHealth Group, Inc.	570,448
384	Universal Health Services, Inc., Class B	51,494
404	Varian Medical Systems, Inc.(2)	33,221
849	Zimmer Biomet Holdings, Inc.	102,203

		4,133,866

	Household & Personal Products - 0.5%
541	Church & Dwight Co., Inc.	55,663
549	Clorox Co. (The)	75,976
3,798	Colgate-Palmolive Co.	278,014
946	Estee Lauder Cos., Inc. (The), Class A	86,105
1,531	Kimberly-Clark Corp.	210,482
11,310	Procter & Gamble Co. (The)	957,618

		1,663,858

	Insurance - 0.7%
1,757	Aflac, Inc.	126,785
1,589	Allstate Corp. (The)	111,151
4,754	American International Group, Inc.	251,439
1,125	Aon plc	122,884
754	Arthur J Gallagher & Co.	35,890
262	Assurant, Inc.	22,613
1,973	Chubb Ltd.	257,891
631	Cincinnati Financial Corp.	47,256
1,669	Hartford Financial Services Group, Inc. (The)(3)	74,070
1,016	Lincoln National Corp.	39,390
1,131	Loews Corp.	46,473
2,210	Marsh & McLennan Cos., Inc.	151,297
4,672	MetLife, Inc.	186,086
1,147	Principal Financial Group, Inc.	47,153
2,469	Progressive Corp. (The)	82,711
1,876	Prudential Financial, Inc.	133,834
477	Torchmark Corp.	29,488
1,242	Travelers Cos., Inc. (The)	147,848
1,017	Unum Group	32,330
591	Willis Towers Watson PLC	73,467
1,206	XL Group plc	40,172

		2,060,228

	Materials - 0.7%
827	Air Products & Chemicals, Inc.	117,467
489	Albemarle Corp.	38,783
5,589	Alcoa, Inc.	51,810
378	Avery Dennison Corp.	28,255
748	Ball Corp.	54,073
996	CF Industries Holdings, Inc.	24,004
4,770	Dow Chemical Co. (The)	237,117
636	Eastman Chemical Co.	43,184
1,121	Ecolab, Inc.	132,951
3,714	EI du Pont de Nemours & Co.	240,667
571	FMC Corp.	26,443

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Materials - 0.7% - (continued)
5,295	Freeport-McMoRan, Inc.	$58,986
338	International Flavors & Fragrances, Inc.	42,612
1,742	International Paper Co.	73,826
1,450	LyondellBasell Industries N.V., Class A	107,909
268	Martin Marietta Materials, Inc.	51,456
1,855	Monsanto Co.	191,825
1,487	Mosaic Co. (The)	38,930
2,260	Newmont Mining Corp.	88,411
1,351	Nucor Corp.	66,753
682	Owens-Illinois, Inc.(2)	12,283
1,130	PPG Industries, Inc.	117,689
1,214	Praxair, Inc.	136,441
843	Sealed Air Corp.	38,753
334	Sherwin-Williams Co. (The)	98,086
564	Vulcan Materials Co.	67,883
1,076	WestRock Co.	41,824

		2,228,421

	Media - 0.7%
1,763	CBS Corp., Class B	95,978
10,272	Comcast Corp., Class A	669,632
638	Discovery Communications, Inc., Class A(2)	16,097
1,032	Discovery Communications, Inc., Class C(2)	24,613
1,704	Interpublic Group of Cos., Inc. (The)	39,362
1,655	News Corp., Class A	18,784
437	News Corp., Class B	5,100
1,013	Omnicom Group, Inc.	82,549
404	Scripps Networks Interactive, Inc., Class A	25,157
916	TEGNA, Inc.	21,224
3,341	Time Warner, Inc.	245,697
4,661	Twenty-First Century Fox, Inc., Class A	126,080
1,823	Twenty-First Century Fox, Inc., Class B	49,677
1,468	Viacom, Inc., Class B	60,878
6,342	Walt Disney Co. (The)	620,374

		2,101,202

	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
6,873	AbbVie, Inc.	425,507
1,388	Agilent Technologies, Inc.	61,572
949	Alexion Pharmaceuticals, Inc.(2)	110,805
1,681	Allergan plc(2)	388,462
3,194	Amgen, Inc.	485,967
931	Biogen, Inc.(2)	225,134
7,092	Bristol-Myers Squibb Co.	521,617
3,292	Celgene Corp.(2)	324,690
4,127	Eli Lilly & Co.	325,001
868	Endo International plc(2)	13,532
5,660	Gilead Sciences, Inc.	472,157
628	Illumina, Inc.(2)	88,159
11,687	Johnson & Johnson	1,417,633
469	Mallinckrodt plc(2)	28,506
11,765	Merck & Co., Inc.	677,782
1,814	Mylan N.V.(2)	78,437
463	PerkinElmer, Inc.	24,271
608	Perrigo Co. plc	55,127
25,769	Pfizer, Inc.	907,327
331	Regeneron Pharmaceuticals, Inc.(2)	115,595
1,671	Thermo Fisher Scientific, Inc.	246,907
1,051	Vertex Pharmaceuticals, Inc.(2)	90,407
343	Waters Corp.(2)	48,243
1,934	Zoetis, Inc.	91,788

		7,224,626

The accompanying Notes are an integral part of these financial statements.

4

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Real Estate - 0.8%
1,806	American Tower Corp., REIT	$205,180
669	Apartment Investment & Management Co., Class A, REIT	29,543
584	AvalonBay Communities, Inc., REIT	105,348
655	Boston Properties, Inc., REIT	86,394
1,249	CBRE Group, Inc., Class A, REIT(2)	33,074
1,430	Crown Castle International Corp., REIT	145,045
623	Digital Realty Trust, Inc., REIT	67,901
295	Equinix, Inc., REIT	114,380
1,557	Equity Residential, REIT	107,246
277	Essex Property Trust, Inc., REIT	63,181
530	Extra Space Storage, Inc., REIT	49,046
302	Federal Realty Investment Trust, REIT	49,996
2,466	General Growth Properties, Inc., REIT	73,536
1,993	HCP, Inc., REIT	70,512
3,183	Host Hotels & Resorts, Inc., REIT	51,596
1,012	Iron Mountain, Inc., REIT	40,308
1,777	Kimco Realty Corp., REIT	55,762
535	Macerich Co. (The), REIT	45,684
2,236	Prologis, Inc., REIT	109,653
625	Public Storage, REIT	159,744
1,092	Realty Income Corp., REIT	75,741
1,314	Simon Property Group, Inc., REIT	285,007
424	SL Green Realty Corp., REIT	45,143
1,139	UDR, Inc., REIT	42,052
1,435	Ventas, Inc., REIT	104,497
758	Vornado Realty Trust, REIT	75,891
1,515	Welltower, Inc., REIT	115,398
3,188	Weyerhaeuser Co., REIT	94,907

		2,501,765

	Retailing - 1.4%
315	Advance Auto Parts, Inc.	50,913
1,644	Amazon.com, Inc.(2)	1,176,479
309	AutoNation, Inc.(2)	14,517
127	AutoZone, Inc.(2)	100,818
654	Bed Bath & Beyond, Inc.	28,266
1,186	Best Buy Co., Inc.	36,292
826	CarMax, Inc.(2)	40,499
1,205	Dollar General Corp.	113,270
1,002	Dollar Tree, Inc.(2)	94,428
496	Expedia, Inc.	52,725
582	Foot Locker, Inc.	31,929
952	Gap, Inc. (The)	20,201
633	Genuine Parts Co.	64,091
5,285	Home Depot, Inc. (The)	674,842
780	Kohl’s Corp.	29,578
1,074	L Brands, Inc.	72,098
1,310	LKQ Corp.(2)	41,527
3,764	Lowe’s Cos., Inc.	297,996
1,310	Macy’s, Inc.	44,029
1,823	Netflix, Inc.(2)	166,768
549	Nordstrom, Inc.	20,889
411	O’Reilly Automotive, Inc.(2)	111,422
211	Priceline Group, Inc. (The)(2)	263,414
1,712	Ross Stores, Inc.	97,053
334	Signet Jewelers Ltd.	27,525
2,752	Staples, Inc.	23,722
2,503	Target Corp.	174,759
465	Tiffany & Co.	28,198
2,808	TJX Cos., Inc. (The)	216,862

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Retailing - 1.4% - (continued)
566	Tractor Supply Co.	$51,608
483	TripAdvisor, Inc.(2)	31,057
265	Ulta Salon Cosmetics & Fragrance, Inc.(2)	64,565
371	Urban Outfitters, Inc.(2)	10,202

		4,272,542

	Semiconductors & Semiconductor Equipment - 0.7%
1,304	Analog Devices, Inc.	73,859
4,624	Applied Materials, Inc.	110,837
1,578	Broadcom Ltd.	245,221
324	First Solar, Inc.(2)	15,707
20,064	Intel Corp.	658,099
658	KLA-Tencor Corp.	48,198
682	Lam Research Corp.	57,329
1,011	Linear Technology Corp.	47,042
916	Microchip Technology, Inc.	46,496
4,383	Micron Technology, Inc.(2)	60,310
2,160	NVIDIA Corp.	101,542
538	Qorvo, Inc.(2)	29,730
6,241	QUALCOMM, Inc.	334,330
811	Skyworks Solutions, Inc.	51,320
4,267	Texas Instruments, Inc.	267,328
1,082	Xilinx, Inc.	49,913

		2,197,261

	Software & Services - 3.0%
2,650	Accenture plc, Class A	300,219
2,168	Activision Blizzard, Inc.	85,918
2,124	Adobe Systems, Inc.(2)	203,458
747	Akamai Technologies, Inc.(2)	41,780
251	Alliance Data Systems Corp.(2)	49,176
1,248	Alphabet, Inc., Class A(2)	878,005
1,255	Alphabet, Inc., Class C(2)	868,586
955	Autodesk, Inc.(2)	51,704
1,931	Automatic Data Processing, Inc.	177,401
1,268	CA, Inc.	41,628
661	Citrix Systems, Inc.(2)	52,939
2,569	Cognizant Technology Solutions Corp., Class A(2)	147,050
589	CSRA, Inc.	13,800
4,491	eBay, Inc.(2)	105,134
1,281	Electronic Arts, Inc.(2)	97,049
9,823	Facebook, Inc., Class A(2)	1,122,572
1,178	Fidelity National Information Services, Inc.	86,795
943	Fiserv, Inc.(2)	102,532
654	Global Payments, Inc.	46,683
3,752	International Business Machines Corp.	569,479
1,088	Intuit, Inc.	121,432
4,124	MasterCard, Inc., Class A	363,159
33,399	Microsoft Corp.	1,709,027
13,224	Oracle Corp.	541,258
1,360	Paychex, Inc.	80,920
4,685	PayPal Holdings, Inc.(2)	171,049
773	Red Hat, Inc.(2)	56,120
2,705	salesforce.com, Inc.(2)	214,804
2,615	Symantec Corp.	53,712
554	Teradata Corp.(2)	13,889
725	Total System Services, Inc.	38,505
405	VeriSign, Inc.(2)	35,016
8,093	Visa, Inc., Class A	600,258
2,080	Western Union Co. (The)	39,894

The accompanying Notes are an integral part of these financial statements.

5

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Software & Services - 3.0% - (continued)
4,086	Xerox Corp.	$38,776
3,712	Yahoo!, Inc.(2)	139,423

		9,259,150

	Technology Hardware & Equipment - 1.2%
1,306	Amphenol Corp., Class A	74,873
23,274	Apple, Inc.	2,224,994
21,376	Cisco Systems, Inc.	613,278
4,567	Corning, Inc.	93,532
8,299	EMC Corp.	225,484
285	F5 Networks, Inc.(2)	32,444
591	FLIR Systems, Inc.	18,292
532	Harris Corp.	44,390
7,061	Hewlett Packard Enterprise Co.	129,005
7,240	HP, Inc.	90,862
1,488	Juniper Networks, Inc.	33,465
670	Motorola Solutions, Inc.	44,200
1,220	NetApp, Inc.	30,000
1,279	Seagate Technology plc	31,156
1,519	TE Connectivity Ltd.	86,750
1,194	Western Digital Corp.	56,428

		3,829,153

	Telecommunication Services - 0.7%
26,157	AT&T, Inc.	1,130,244
2,312	CenturyLink, Inc.	67,071
4,994	Frontier Communications Corp.	24,670
1,239	Level 3 Communications, Inc.(2)	63,796
17,320	Verizon Communications, Inc.	967,149

		2,252,930

	Transportation - 0.5%
523	Alaska Air Group, Inc.	30,486
2,453	American Airlines Group, Inc.	69,444
604	CH Robinson Worldwide, Inc.	44,847
4,049	CSX Corp.	105,598
3,275	Delta Air Lines, Inc.	119,308
781	Expeditors International of Washington, Inc.	38,300
1,061	FedEx Corp.	161,039
378	JB Hunt Transport Services, Inc.	30,591
458	Kansas City Southern	41,261
1,253	Norfolk Southern Corp.	106,668
222	Ryder System, Inc.	13,573
2,722	Southwest Airlines Co.	106,730
3,575	Union Pacific Corp.	311,919
1,427	United Continental Holdings, Inc.(2)	58,564
2,937	United Parcel Service, Inc., Class B	316,374

		1,554,702

	Utilities - 0.9%
2,810	AES Corp.	35,069
514	AGL Resources, Inc.	33,909
990	Alliant Energy Corp.	39,303
1,027	Ameren Corp.	55,027
2,093	American Electric Power Co., Inc.	146,698
757	American Water Works Co., Inc.	63,974
1,815	CenterPoint Energy, Inc.	43,560
1,191	CMS Energy Corp.	54,619
1,291	Consolidated Edison, Inc.	103,848
2,620	Dominion Resources, Inc.	204,177
759	DTE Energy Co.	75,232

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 24.7% - (continued)
	Utilities - 0.9% - (continued)
2,928	Duke Energy Corp.	$251,193
1,388	Edison International	107,806
755	Entergy Corp.	61,419
1,352	Eversource Energy	80,985
3,919	Exelon Corp.	142,495
1,816	FirstEnergy Corp.	63,396
1,960	NextEra Energy, Inc.	255,584
1,363	NiSource, Inc.	36,147
1,343	NRG Energy, Inc.	20,132
2,105	PG&E Corp.	134,552
474	Pinnacle West Capital Corp.	38,422
2,872	PPL Corp.	108,418
2,144	Public Service Enterprise Group, Inc.	99,932
604	SCANA Corp.	45,699
1,006	Sempra Energy	114,704
3,985	Southern Co. (The)	213,715
1,006	TECO Energy, Inc.	27,806
1,345	WEC Energy Group, Inc.	87,828
2,163	Xcel Energy, Inc.	96,859

		2,842,508

	Total Common Stocks (cost $62,228,834)	77,391,222

EXCHANGE-TRADED FUND - 0.2%
	Diversified Financial Services - 0.2%
2,746	Vanguard S&P 500 ETF (cost $518,832)	527,836

	Total Exchange-Traded Funds (cost $518,832)	527,836

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Banc of America Commercial Mortgage Trust
	Series 2006-3, Class A4
$3,423	5.89%, 07/10/2044(4)	3,420
	Series 2006-4, Class AM
41,342	5.68%, 07/10/2046	41,302
	Series 2006-5, Class A4
11,724	5.41%, 09/10/2047	11,763
	Series 2007-1, Class A4
21,071	5.45%, 01/15/2049	21,381
	Series 2007-3, Class A4
21,592	5.72%, 06/10/2049(4)	21,947
	Series 2007-4, Class A4
6,720	5.93%, 02/10/2051(4)	6,945
	Series 2007-5, Class A4
16,828	5.49%, 02/10/2051	17,320
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW14, Class A4
50,438	5.20%, 12/11/2038	50,734
	Series 2007-PW15, Class A4
18,794	5.33%, 02/11/2044	19,134
	Series 2007-PW16, Class A4
45,086	5.91%, 06/11/2040(4)	46,056
	Series 2007-PW18, Class A4
24,312	5.70%, 06/11/2050	25,118

The accompanying Notes are an integral part of these financial statements.

6

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7% - (continued)
	Chase Issuance Trust,
	Series 2013-A1, Class A1
$100,000	1.30%, 02/18/2020	$100,503
	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8,
100,000	5.65%, 09/20/2019	105,719
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
35,000	5.90%, 12/10/2049(4)	36,026
	Series 2008-C7, Class A4
16,919	6.35%, 12/10/2049(4)	17,598
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	54,527
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5
8,391	5.62%, 10/15/2048	8,394
	Series 2007-CD4, Class A4
19,052	5.32%, 12/11/2049	19,252
	Series 2007-CD5, Class A4
24,593	5.89%, 11/15/2044(4)	25,499
	Cobalt CMBS Commercial Mortgage Trust
	Series 2006-C1, Class A4
20,933	5.22%, 08/15/2048	20,994
	Series 2007-C2, Class A3
22,528	5.48%, 04/15/2047(4)	22,949
	Series 2007-C3, Class A4
20,565	5.96%, 05/15/2046(4)	21,197
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.38%, 07/10/2045(4)	39,638
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	49,229
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	54,060
	Series 2015-LC23, Class A4
35,000	3.77%, 10/10/2053	38,336
	Commercial Mortgage Pass-Through Certificates
	Series 2006-C8, Class A4
14,829	5.31%, 12/10/2046	14,898
	Series 2007-C9, Class A4
13,639	6.01%, 12/10/2049(4)	14,062
	Series 2012-CR2, Class A4
30,000	3.15%, 08/15/2045	31,935
	Commercial Mortgage Trust
	Series 2007-GG11, Class A4
19,853	5.74%, 12/10/2049	20,616
	Series 2007-GG9, Class A4
29,199	5.44%, 03/10/2039	29,467
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,800
	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4
21,777	5.89%, 06/15/2039(4)	22,154
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
35,000	3.81%, 11/15/2048	38,530

Shares or Principal Amount		Market Value(1)
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7% - (continued)
	Ford Credit Automotive Owner Trust, Series 2013-A, Class A4, ABS
$66,683	0.78%, 05/15/2018	$66,665
	GE Commercial Mortgage Corp., Series 2007-C1, Class A4
30,000	5.54%, 12/10/2049	30,577
	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
10,000	2.94%, 02/10/2046	10,530
	GS Mortgage Securities Trust
	Series 2006-GG8, Class A4
11,204	5.56%, 11/10/2039	11,234
	Series 2007-GG10, Class A4
39,251	5.99%, 08/10/2045(4)	40,216
	Series 2012-GC6, Class A3
20,000	3.48%, 01/10/2045	21,591
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	53,668
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	42,558
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	39,631
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	45,362
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	44,692
	Series 2015-GS1, Class A3
30,000	3.73%, 11/10/2048	33,161
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-LDP9, Class A3
22,283	5.34%, 05/15/2047	22,480
	Series 2007-CB18, Class A4
29,897	5.44%, 06/12/2047	30,352
	Series 2007-CB20, Class A4
33,578	5.79%, 02/12/2051(4)	34,862
	Series 2007-LD11, Class A4
25,000	5.93%, 06/15/2049(4)	25,450
	Series 2007-LDPX, Class A3
17,956	5.42%, 01/15/2049	18,225
	Series 2011-C5, Class A3
10,000	4.17%, 08/15/2046	10,920
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
40,000	3.80%, 09/15/2047	43,882
	LB-UBS Commercial Mortgage Trust
	Series 2006-C6, Class A4
7,981	5.37%, 09/15/2039	7,987
	Series 2007-C1, Class A4
55,780	5.42%, 02/15/2040	56,479
	Series 2007-C7, Class A3
14,573	5.87%, 09/15/2045(4)	15,247
	ML-CFC Commercial Mortgage Trust
	Series 2006-4, Class A3
16,882	5.17%, 12/12/2049	16,969
	Series 2007-5, Class A4
20,200	5.38%, 08/12/2048	20,414
	Series 2007-9, Class A4
37,957	5.70%, 09/12/2049	39,483

The accompanying Notes are an integral part of these financial statements.

7

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7% - (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
$40,000	4.05%, 04/15/2047	$44,710
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	55,359
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	31,910
	Series 2015-C27, Class A4
30,000	3.75%, 12/15/2047	32,948
	Morgan Stanley Capital I Trust
	Series 2006-IQ12, Class A4
23,517	5.33%, 12/15/2043	23,578
	Series 2007-IQ14, Class A4
25,000	5.69%, 04/15/2049(4)	25,469
	Series 2007-IQ16, Class A4
20,718	5.81%, 12/12/2049	21,512
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28, Class A4
29,361	5.57%, 10/15/2048	29,351
	Series 2006-C29, Class A4
16,599	5.31%, 11/15/2048	16,670
	Series 2007-C30, Class A5
25,000	5.34%, 12/15/2043	25,398
	Series 2007-C31, Class A4
20,574	5.51%, 04/15/2047	20,871
	Series 2007-C32, Class A3
25,000	5.89%, 06/15/2049(4)	25,765
	Series 2007-C34, Class A3
23,796	5.68%, 05/15/2046	24,504
	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3
40,000	2.88%, 12/15/2045	41,926

	Total Asset & Commercial Mortgage Backed Securities (cost $2,292,491)	2,269,109

CORPORATE BONDS - 11.9%
	Advertising - 0.0%
	Omnicom Group, Inc.
40,000	3.63%, 05/01/2022	42,500

	Aerospace/Defense - 0.2%
	Boeing Co. (The)
100,000	4.88%, 02/15/2020	112,439
	General Dynamics Corp.
15,000	3.88%, 07/15/2021	16,514
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	153,263
75,000	4.85%, 09/15/2041	87,600
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	47,718
20,000	5.05%, 08/01/2019	22,131
	Raytheon Co.
95,000	3.13%, 10/15/2020	101,834
	United Technologies Corp.
65,000	4.50%, 04/15/2020	72,436
75,000	4.50%, 06/01/2042	85,898

		699,833

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Agriculture - 0.2%
	Altria Group, Inc.
$140,000	4.75%, 05/05/2021	$159,688
	Archer-Daniels-Midland Co.
33,000	4.02%, 04/16/2043	35,322
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	117,122
75,000	4.50%, 03/20/2042	84,416
	Reynolds American, Inc.
90,000	4.45%, 06/12/2025	100,794

		497,342

	Auto Manufacturers - 0.2%
	Daimler Finance North America LLC
18,000	8.50%, 01/18/2031	29,242
	Ford Motor Co.
130,000	7.45%, 07/16/2031	174,312
	General Motors Co.
100,000	3.50%, 10/02/2018	102,957
90,000	6.25%, 10/02/2043	99,977
	Toyota Motor Credit Corp. MTN
70,000	2.00%, 10/24/2018	71,360
90,000	3.40%, 09/15/2021	97,962

		575,810

	Auto Parts&Equipment - 0.0%
	Johnson Controls, Inc.
100,000	5.00%, 03/30/2020	109,419

	Beverages - 0.3%
	Anheuser-Busch InBev Finance, Inc.
345,000	3.65%, 02/01/2026	369,580
	Anheuser-Busch InBev Worldwide, Inc.
95,000	3.75%, 07/15/2042	95,055
125,000	5.38%, 01/15/2020	140,320
	Coca-Cola Co. (The)
60,000	1.65%, 03/14/2018	60,807
100,000	3.15%, 11/15/2020	107,534
	Diageo Capital plc
25,000	3.88%, 04/29/2043	26,220
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	64,156
65,000	5.50%, 01/15/2040	83,552

		947,224

	Biotechnology - 0.2%
	Amgen, Inc.
105,000	3.88%, 11/15/2021	114,488
25,000	4.40%, 05/01/2045	25,972
68,000	4.66%, 06/15/2051(5)	71,047
	Celgene Corp.
160,000	3.25%, 08/15/2022	165,256
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	249,059
20,000	4.40%, 12/01/2021	22,582
15,000	4.80%, 04/01/2044	16,875

		665,279

	Chemicals - 0.2%
	CF Industries, Inc.
50,000	4.95%, 06/01/2043	45,977
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	219,416
25,000	4.38%, 11/15/2042	25,528

The accompanying Notes are an integral part of these financial statements.

8

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Chemicals - 0.2% - (continued)
	Eastman Chemical Co.
$90,000	3.80%, 03/15/2025	$95,119
	Ecolab, Inc.
45,000	4.35%, 12/08/2021	50,943
	EI du Pont de Nemours & Co.
20,000	5.60%, 12/15/2036	23,939
	LYB International Finance BV
50,000	4.00%, 07/15/2023	53,534
30,000	4.88%, 03/15/2044	31,721
	Monsanto Co.
25,000	4.40%, 07/15/2044	24,514
	Potash Corp. of Saskatchewan, Inc.
35,000	6.50%, 05/15/2019	39,557
	PPG Industries, Inc.
20,000	3.60%, 11/15/2020	21,029
	Praxair, Inc.
55,000	2.45%, 02/15/2022	57,156

		688,433

	Commercial Banks - 2.4%
	Bank of America Corp.
180,000	3.30%, 01/11/2023	185,247
445,000	5.00%, 05/13/2021	498,257
50,000	5.88%, 02/07/2042	63,113
	Bank of Montreal
150,000	1.45%, 04/09/2018	150,715
	Bank of New York Mellon Corp. (The)
150,000	3.55%, 09/23/2021	162,403
	Bank of Nova Scotia
95,000	4.38%, 01/13/2021	105,037
	Barclays PLC
270,000	2.88%, 06/08/2020	266,066
	BB&T Corp.
130,000	5.25%, 11/01/2019	144,049
	Capital One Financial Corp.
140,000	4.75%, 07/15/2021	155,839
	Citigroup, Inc.
310,000	2.65%, 10/26/2020	315,463
165,000	6.63%, 06/15/2032	202,054
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	216,658
25,000	5.25%, 05/24/2041	31,103
	Credit Suisse
350,000	5.30%, 08/13/2019	386,300
	Deutsche Bank AG
70,000	3.70%, 05/30/2024	69,584
	Fifth Third Bancorp
100,000	3.50%, 03/15/2022	105,902
	Goldman Sachs Group, Inc. (The)
335,000	3.85%, 07/08/2024	355,204
99,000	6.25%, 02/01/2041	128,116
	HSBC Holdings plc
490,000	5.10%, 04/05/2021	540,668
	HSBC USA, Inc.
110,000	3.50%, 06/23/2024	112,998
	JPMorgan Chase & Co.
755,000	4.95%, 03/25/2020	834,565
90,000	5.50%, 10/15/2040	112,658
80,000	6.00%, 01/15/2018	85,558
155,000	6.30%, 04/23/2019	174,238
	Landwirtschaftliche Rentenbank
160,000	1.88%, 09/17/2018	163,556

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Commercial Banks - 2.4% - (continued)
	Morgan Stanley
$575,000	5.50%, 07/28/2021	$656,578
	PNC Funding Corp.
70,000	3.30%, 03/08/2022	74,445
150,000	5.13%, 02/08/2020	167,819
	State Street Corp.
80,000	4.38%, 03/07/2021	89,019
	Sumitomo Mitsui Financial Group, Inc.
150,000	2.93%, 03/09/2021	156,341
	US Bancorp
180,000	4.13%, 05/24/2021	200,461
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	214,530
270,000	4.60%, 04/01/2021	301,715
130,000	5.61%, 01/15/2044	155,512

		7,581,771

	Commercial Services - 0.0%
	Princeton University
75,000	4.95%, 03/01/2019	82,506

	Diversified Financial Services - 0.4%
	American Express Co.
148,000	2.65%, 12/02/2022	149,935
	BlackRock, Inc.
105,000	5.00%, 12/10/2019	117,594
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
190,000	5.45%, 06/15/2023(5)	197,139
	Ford Motor Credit Co. LLC
130,000	6.63%, 08/15/2017	137,219
	GE Capital International Funding Co.
248,000	2.34%, 11/15/2020(5)	255,480
	General Electric Capital Corp.
90,000	5.88%, 01/14/2038	121,722
	HSBC Finance Corp.
80,000	6.68%, 01/15/2021	89,640
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	116,190

		1,184,919

	Electric - 0.7%
	Alabama Power Co.
40,000	6.00%, 03/01/2039	53,034
	Berkshire Hathaway Energy Co.
100,000	6.13%, 04/01/2036	132,603
	CenterPoint Energy Houston Electric LLC
15,000	3.55%, 08/01/2042	15,206
	CMS Energy Corp.
60,000	5.05%, 03/15/2022	68,594
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	84,023
40,000	6.65%, 04/01/2019	45,664
	Dominion Resources, Inc.
140,000	4.45%, 03/15/2021	154,661
	Series C
45,000	4.90%, 08/01/2041	49,413
	Duke Energy Carolinas LLC
90,000	4.00%, 09/30/2042	96,927
35,000	5.30%, 02/15/2040	44,722

The accompanying Notes are an integral part of these financial statements.

9

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Electric - 0.7% - (continued)
	Exelon Generation Co. LLC
$75,000	4.00%, 10/01/2020	$80,001
85,000	6.25%, 10/01/2039	93,368
	Florida Power & Light Co.
85,000	5.69%, 03/01/2040	115,161
	Georgia Power Co.
100,000	2.85%, 05/15/2022	104,973
	Indiana Michigan Power Co.
25,000	6.05%, 03/15/2037	30,966
	Kentucky Utilities Co.
70,000	5.13%, 11/01/2040	87,766
	Nevada Power Co., Series R
55,000	6.75%, 07/01/2037	76,023
	NiSource Finance Corp.
40,000	5.25%, 02/15/2043	48,053
	Northern States Power Co.
60,000	3.40%, 08/15/2042	60,895
	Ohio Power Co., Series M
75,000	5.38%, 10/01/2021	87,079
	Oncor Electric Delivery Co. LLC
95,000	7.00%, 09/01/2022	120,977
	Pacific Gas & Electric Co.
135,000	6.05%, 03/01/2034	179,868
	Progress Energy, Inc.
130,000	4.40%, 01/15/2021	142,219
	PSEG Power LLC
25,000	5.13%, 04/15/2020	27,190
	Public Service Electric & Gas Co.
25,000	3.95%, 05/01/2042	27,547
	San Diego Gas & Electric Co.
32,000	4.50%, 08/15/2040	37,453
	South Carolina Electric & Gas Co.
40,000	6.05%, 01/15/2038	51,530
	Southern California Edison Co.
75,000	4.50%, 09/01/2040	86,886
	Xcel Energy, Inc.
65,000	4.70%, 05/15/2020	71,841

		2,274,643

	Electrical Components & Equipment - 0.0%
	Emerson Electric Co.
70,000	4.88%, 10/15/2019	78,059

	Electronics - 0.1%
	Honeywell International, Inc.
80,000	4.25%, 03/01/2021	89,752
20,000	5.70%, 03/15/2037	26,581
	Koninklijke Philips N.V.
18,000	6.88%, 03/11/2038	23,412
	Thermo Fisher Scientific, Inc.
40,000	4.15%, 02/01/2024	43,656

		183,401

	Environmental Control - 0.1%
	Republic Services, Inc.
95,000	5.00%, 03/01/2020	105,241
	Waste Management, Inc.
105,000	4.75%, 06/30/2020	117,616

		222,857

	Food - 0.3%
	ConAgra Foods, Inc.
7,000	7.00%, 04/15/2019	7,912

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Food - 0.3% - (continued)
	General Mills, Inc.
$80,000	5.65%, 02/15/2019	$88,920
	JM Smucker Co. (The)
70,000	3.50%, 03/15/2025	75,590
	Kellogg Co.
45,000	4.00%, 12/15/2020	49,322
	Kraft Foods Group, Inc.
183,000	5.38%, 02/10/2020	206,170
	Kraft Heinz Foods Co.
75,000	5.00%, 06/04/2042	86,228
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	78,770
40,000	7.50%, 04/01/2031	55,949
	Mondelez International, Inc.
80,000	4.00%, 02/01/2024	87,493
	Tyson Foods, Inc.
50,000	3.95%, 08/15/2024	53,972
	Unilever Capital Corp.
20,000	5.90%, 11/15/2032	28,070

		818,396

	Forest Products&Paper - 0.0%
	Georgia-Pacific LLC
10,000	7.75%, 11/15/2029	14,484
	International Paper Co.
100,000	3.80%, 01/15/2026	104,944

		119,428

	Gas - 0.0%
	Atmos Energy Corp.
8,000	5.50%, 06/15/2041	10,187
	Sempra Energy
65,000	6.00%, 10/15/2039	81,525

		91,712

	Healthcare-Products - 0.2%
	Becton Dickinson and Co.
75,000	4.69%, 12/15/2044	84,493
	Boston Scientific Corp.
70,000	6.00%, 01/15/2020	79,687
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	48,016
25,000	6.00%, 10/15/2017	26,579
	Medtronic, Inc.
305,000	3.50%, 03/15/2025	332,488
	Zimmer Biomet Holdings, Inc.
60,000	3.55%, 04/01/2025	61,842

		633,105

	Healthcare-Services - 0.2%
	Aetna, Inc.
165,000	3.95%, 09/01/2020	177,095
	Anthem, Inc.
90,000	4.65%, 01/15/2043	93,926
	Cigna Corp.
50,000	4.00%, 02/15/2022	53,856
10,000	5.38%, 02/15/2042	11,836
	Quest Diagnostics, Inc.
40,000	4.70%, 04/01/2021	44,013
	UnitedHealth Group, Inc.
125,000	6.88%, 02/15/2038	182,407

		563,133

The accompanying Notes are an integral part of these financial statements.

10

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Household Products - 0.1%
	Colgate-Palmolive Co.
$90,000	2.30%, 05/03/2022	$93,288
	Procter & Gamble Co. (The)
115,000	4.70%, 02/15/2019	126,051
20,000	5.55%, 03/05/2037	27,714

		247,053

	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	16,052
90,000	6.13%, 08/01/2017	95,062

		111,114

	Insurance - 0.5%
	ACE INA Holdings, Inc.
75,000	2.88%, 11/03/2022	78,453
	Allstate Corp. (The)
45,000	5.55%, 05/09/2035	57,094
	American International Group, Inc.
90,000	4.50%, 07/16/2044	87,070
	Aon Corp.
20,000	5.00%, 09/30/2020	22,338
	Aon plc
30,000	4.75%, 05/15/2045	32,181
	Berkshire Hathaway Finance Corp.
225,000	5.40%, 05/15/2018	243,352
	Berkshire Hathaway, Inc.
75,000	4.50%, 02/11/2043	85,704
	Chubb Corp. (The)
90,000	5.75%, 05/15/2018	97,634
	Chubb INA Holdings, Inc.
115,000	2.70%, 03/13/2023	118,181
	Lincoln National Corp.
60,000	4.00%, 09/01/2023	62,378
	Marsh & McLennan Cos., Inc.
35,000	4.80%, 07/15/2021	38,811
	MetLife, Inc.
90,000	5.70%, 06/15/2035	108,759
120,000	7.72%, 02/15/2019	139,182
	Principal Financial Group, Inc.
70,000	3.30%, 09/15/2022	72,691
	Prudential Financial, Inc.
145,000	5.38%, 06/21/2020	163,469
45,000	5.80%, 11/16/2041	54,125
	Travelers Cos., Inc. (The)
30,000	4.60%, 08/01/2043	35,858

		1,497,280

	Iron/Steel - 0.0%
	Vale Overseas Ltd.
90,000	6.88%, 11/10/2039	81,927

	IT Services - 0.3%
	Apple, Inc.
445,000	2.40%, 05/03/2023	453,166
45,000	3.45%, 02/09/2045	42,285
	EMC Corp.
30,000	2.65%, 06/01/2020	28,636
	Hewlett Packard Enterprise Co.
170,000	4.40%, 10/15/2022(5)	181,928
	HP, Inc.
45,000	4.30%, 06/01/2021	47,789

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	IT Services - 0.3% - (continued)
	International Business Machines Corp.
$105,000	5.60%, 11/30/2039	$133,116

		886,920

	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
20,000	3.80%, 08/15/2042	20,380
185,000	3.90%, 05/27/2021	203,571

		223,951

	Machinery-Diversified - 0.1%
	Deere & Co.
30,000	3.90%, 06/09/2042	32,029
	John Deere Capital Corp.
165,000	2.80%, 09/18/2017	168,652

		200,681

	Media - 0.5%
	21st Century Fox America, Inc.
131,000	6.40%, 12/15/2035	166,333
	CBS Corp.
90,000	3.70%, 08/15/2024	93,988
	Comcast Corp.
90,000	4.65%, 07/15/2042	103,277
305,000	5.15%, 03/01/2020	344,666
55,000	7.05%, 03/15/2033	77,023
	Discovery Communications LLC
30,000	4.88%, 04/01/2043	27,064
20,000	5.05%, 06/01/2020	22,056
	Time Warner Cable, Inc.
245,000	4.00%, 09/01/2021	260,428
65,000	6.75%, 07/01/2018	71,275
	Time Warner, Inc.
160,000	6.50%, 11/15/2036	202,903
	Viacom, Inc.
68,000	4.38%, 03/15/2043	54,928
	Walt Disney Co. (The)
35,000	4.13%, 12/01/2041	39,878

		1,463,819

	Mining - 0.1%
	Barrick Gold Corp.
25,000	5.25%, 04/01/2042	25,517
	BHP Billiton Finance USA Ltd.
80,000	3.85%, 09/30/2023	87,053
15,000	4.13%, 02/24/2042	15,465
	Newmont Mining Corp.
5,000	6.25%, 10/01/2039	5,565
	Rio Tinto Finance USA Ltd.
25,000	5.20%, 11/02/2040	27,747
	Southern Copper Corp.
55,000	6.75%, 04/16/2040	56,712

		218,059

	Miscellaneous Manufacturer - 0.2%
	3M Co.
25,000	5.70%, 03/15/2037	33,551
	Eaton Corp.
115,000	2.75%, 11/02/2022	117,895
	General Electric Co.
67,000	4.13%, 10/09/2042	73,695
120,000	5.25%, 12/06/2017	127,133

The accompanying Notes are an integral part of these financial statements.

11

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Miscellaneous Manufacturer - 0.2% - (continued)
	Illinois Tool Works, Inc.
$35,000	3.90%, 09/01/2042	$37,628
	Newell Brands, Inc.
100,000	4.20%, 04/01/2026	108,405

		498,307

	Multi-National - 0.6%
	Asian Development Bank
100,000	1.75%, 09/11/2018	102,038
90,000	2.00%, 01/22/2025	92,534
	European Investment Bank
730,000	2.88%, 09/15/2020	778,799
	Inter-American Development Bank
410,000	3.88%, 02/14/2020	450,439
	International Bank for Reconstruction & Development
347,000	7.63%, 01/19/2023	479,680

		1,903,490

	Office/Business Equipment - 0.0%
20,000	Xerox Corp. 6.35%, 05/15/2018	21,385

	Oil&Gas - 0.8%
	Apache Corp.
50,000	5.10%, 09/01/2040	52,073
	BP Capital Markets plc
190,000	3.25%, 05/06/2022	199,399
	Canadian Natural Resources Ltd.
40,000	6.50%, 02/15/2037(6)	43,645
	Chevron Corp.
35,000	2.36%, 12/05/2022	35,526
150,000	2.43%, 06/24/2020	154,783
	ConocoPhillips
108,000	6.50%, 02/01/2039	139,352
	Devon Financing Co. LLC
65,000	7.88%, 09/30/2031(6)	75,639
	Exxon Mobil Corp.
40,000	3.57%, 03/06/2045	41,400
	Hess Corp.
28,000	5.60%, 02/15/2041	28,234
	Kerr-McGee Corp.
60,000	6.95%, 07/01/2024	69,374
	Marathon Oil Corp.
15,000	6.60%, 10/01/2037(6)	15,164
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	29,318
15,000	5.13%, 03/01/2021	16,587
	Nexen Energy ULC
50,000	7.50%, 07/30/2039	67,597
	Noble Energy, Inc.
60,000	6.00%, 03/01/2041(6)	64,528
	Occidental Petroleum Corp.
40,000	4.10%, 02/01/2021	43,785
	Petroleos Mexicanos
185,000	5.75%, 03/01/2018	193,447
195,000	6.50%, 06/02/2041	197,437
	Phillips 66
35,000	4.30%, 04/01/2022	38,227
45,000	4.88%, 11/15/2044	49,120
	Shell International Finance BV
85,000	3.63%, 08/21/2042	81,800
170,000	4.30%, 09/22/2019	185,158

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Oil&Gas - 0.8% - (continued)
	Statoil ASA
$35,000	5.10%, 08/17/2040	$41,921
255,000	5.25%, 04/15/2019	280,807
	Suncor Energy, Inc.
60,000	6.50%, 06/15/2038	77,318
	Total Capital S.A.
95,000	4.25%, 12/15/2021	106,719
	Valero Energy Corp.
140,000	6.13%, 02/01/2020	158,006

		2,486,364

	Oil&Gas Services - 0.0%
	Baker Hughes, Inc.
46,000	5.13%, 09/15/2040	51,879
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	46,623
15,000	3.95%, 12/01/2042	11,911

		110,413

	Pharmaceuticals - 0.6%
	Abbott Laboratories
70,000	2.95%, 03/15/2025	71,408
	AbbVie, Inc.
420,000	2.90%, 11/06/2022	428,240
	Actavis Funding SCS
125,000	3.85%, 06/15/2024	130,811
60,000	4.75%, 03/15/2045	63,004
	AstraZeneca plc
60,000	5.90%, 09/15/2017	63,399
35,000	6.45%, 09/15/2037	47,772
	Bristol-Myers Squibb Co.
25,000	3.25%, 08/01/2042	24,872
	Express Scripts Holding Co.
125,000	4.75%, 11/15/2021	140,207
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	41,974
47,000	6.38%, 05/15/2038	67,253
	Johnson & Johnson
75,000	5.95%, 08/15/2037	110,997
	McKesson Corp.
70,000	3.80%, 03/15/2024	75,789
50,000	4.75%, 03/01/2021	55,169
	Merck & Co., Inc.
75,000	3.60%, 09/15/2042	77,144
	Novartis Capital Corp.
145,000	2.40%, 09/21/2022	150,536
	Pfizer, Inc.
100,000	6.20%, 03/15/2019	112,941
	Sanofi
20,000	4.00%, 03/29/2021	22,134
	Teva Pharmaceutical Finance IV BV
28,000	3.65%, 11/10/2021	29,672
	Wyeth LLC
55,000	5.95%, 04/01/2037	73,233

		1,786,555

	Pipelines - 0.3%
	Energy Transfer Partners L.P.
100,000	6.50%, 02/01/2042	105,006
64,000	9.00%, 04/15/2019	71,543
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	99,156
20,000	4.85%, 03/15/2044	21,244

The accompanying Notes are an integral part of these financial statements.

12

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Pipelines - 0.3% - (continued)
	Kinder Morgan Energy Partners L.P.
$35,000	4.70%, 11/01/2042	$31,533
127,000	6.38%, 03/01/2041	132,417
	ONEOK Partners L.P.
40,000	6.65%, 10/01/2036	41,865
	Plains All American Pipeline L.P. / PAA Finance Corp.
65,000	6.65%, 01/15/2037	67,528
	TransCanada PipeLines Ltd.
125,000	3.75%, 10/16/2023	133,822
55,000	3.80%, 10/01/2020	58,455
	Transcontinental Gas Pipe Line Co. LLC
20,000	4.45%, 08/01/2042	18,186
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	123,812
40,000	6.30%, 04/15/2040	37,943

		942,510

	Real Estate Investment Trusts - 0.2%
	Boston Properties L.P.
100,000	5.88%, 10/15/2019	112,425
	HCP, Inc.
160,000	6.70%, 01/30/2018	171,845
	Simon Property Group L.P.
220,000	5.65%, 02/01/2020	248,674
	Welltower, Inc.
40,000	3.75%, 03/15/2023	41,457
55,000	5.25%, 01/15/2022	61,784
	Weyerhaeuser Co.
40,000	7.38%, 03/15/2032	52,920

		689,105

	Retail - 0.5%
	CVS Health Corp.
290,000	4.00%, 12/05/2023	320,697
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	167,879
60,000	5.88%, 12/16/2036	81,948
	Lowe’s Cos., Inc.
70,000	6.65%, 09/15/2037	98,845
	McDonald’s Corp.
100,000	2.75%, 12/09/2020	104,400
49,000	3.70%, 02/15/2042	48,129
80,000	5.35%, 03/01/2018	85,551
	Target Corp.
140,000	2.30%, 06/26/2019	144,719
80,000	2.50%, 04/15/2026	82,022
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	54,090
50,000	4.25%, 04/15/2021	56,669
121,000	5.63%, 04/15/2041	162,854
	Walgreen Co.
30,000	3.10%, 09/15/2022	30,903
	Walgreens Boots Alliance, Inc.
40,000	4.80%, 11/18/2044	43,032

		1,481,738

	Semiconductors - 0.1%
	Intel Corp.
250,000	2.70%, 12/15/2022	261,551

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Semiconductors - 0.1% - (continued)
	QUALCOMM, Inc.
$85,000	3.45%, 05/20/2025	$90,331
	Texas Instruments, Inc.
80,000	1.65%, 08/03/2019	81,053

		432,935

	Software - 0.2%
	Microsoft Corp.
45,000	3.13%, 11/03/2025	48,196
70,000	4.00%, 02/12/2055	70,590
85,000	5.20%, 06/01/2039	104,857
	Oracle Corp.
55,000	4.13%, 05/15/2045	56,694
80,000	5.38%, 07/15/2040	96,730
	Visa, Inc.
170,000	3.15%, 12/14/2025	181,749

		558,816

	Telecommunications - 0.7%
	America Movil S.A.B. de C.V.
60,000	6.13%, 11/15/2037	72,202
	AT&T Mobility LLC
25,000	7.13%, 12/15/2031	32,911
	AT&T, Inc.
310,000	2.63%, 12/01/2022	310,388
55,000	5.00%, 03/01/2021	61,586
50,000	5.15%, 03/15/2042	53,948
138,000	5.35%, 09/01/2040	150,957
	British Telecommunications plc
43,000	9.38%, 12/15/2030	66,249
	Cisco Systems, Inc.
320,000	4.45%, 01/15/2020	353,459
	Deutsche Telekom International Finance BV
37,000	8.75%, 06/15/2030	55,718
	Orange S.A.
80,000	5.38%, 07/08/2019	88,826
25,000	5.38%, 01/13/2042	31,155
	Qwest Corp.
11,000	6.88%, 09/15/2033	10,847
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	31,522
50,000	6.80%, 08/15/2018	55,372
	Telefonica Emisiones SAU
100,000	5.46%, 02/16/2021	114,090
	Verizon Communications, Inc.
140,000	2.63%, 02/21/2020	144,881
161,000	5.01%, 08/21/2054	170,266
350,000	5.15%, 09/15/2023	407,619
	Vodafone Group plc
95,000	5.45%, 06/10/2019	105,121
20,000	6.15%, 02/27/2037	23,203

		2,340,320

	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	52,255
45,000	4.45%, 03/15/2043	50,331
170,000	4.70%, 10/01/2019	187,974
	Canadian National Railway Co.
40,000	2.85%, 12/15/2021	42,190

The accompanying Notes are an integral part of these financial statements.

13

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
CORPORATE BONDS - 11.9% - (continued)
	Transportation - 0.3% - (continued)
	Canadian Pacific Railway Co.
$60,000	4.45%, 03/15/2023	$66,202
8,000	7.13%, 10/15/2031	11,208
	CSX Corp.
85,000	3.70%, 10/30/2020	91,300
105,000	4.25%, 06/01/2021	115,058
	FedEx Corp.
70,000	4.10%, 02/01/2045	71,172
	Norfolk Southern Corp.
50,000	4.84%, 10/01/2041	57,058
	Union Pacific Corp.
60,000	4.00%, 02/01/2021	66,088
34,000	4.82%, 02/01/2044	41,077
	United Parcel Service, Inc.
110,000	3.13%, 01/15/2021	117,919

		969,832

	Total Corporate Bonds (cost $35,860,181)	37,212,344

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Canada - 0.2%
	Hydro-Quebec
70,000	8.40%, 01/15/2022	92,449
	Province of British Columbia
105,000	2.65%, 09/22/2021	111,848
	Province of Manitoba
85,000	2.10%, 09/06/2022	87,443
	Province of Ontario
165,000	4.40%, 04/14/2020	183,720
	Province of Quebec
50,000	7.50%, 09/15/2029	75,828

		551,288

	Colombia - 0.1%
	Colombia Government International Bond
240,000	8.13%, 05/21/2024	309,600

	Germany - 0.3%
	KFW
300,000	2.13%, 01/17/2023	312,094
561,000	4.00%, 01/27/2020	617,495

		929,589

	Italy - 0.0%
	Italy Government International Bond
45,000	5.38%, 06/15/2033	53,416

	Mexico - 0.1%
	Mexico Government International Bond
212,000	6.05%, 01/11/2040	266,590

	Panama - 0.0%
	Panama Government International Bond
50,000	6.70%, 01/26/2036	66,375

	Peru - 0.0%
	Peruvian Government International Bond
75,000	5.63%, 11/18/2050	93,000

Shares or Principal Amount		Market Value(1)
FOREIGN GOVERNMENT OBLIGATIONS - 1.0% - (continued)
	Philippines - 0.1%
	Philippine Government International Bond
$120,000	4.00%, 01/15/2021	$131,274
100,000	6.38%, 10/23/2034	145,425

		276,699

	Poland - 0.1%
	Poland Government International Bond
140,000	5.00%, 03/23/2022	157,458

	South Africa - 0.0%
	South Africa Government International Bond
100,000	6.88%, 05/27/2019	111,370

	Turkey - 0.1%
	Turkey Government International Bond
110,000	6.75%, 05/30/2040	134,101
150,000	7.38%, 02/05/2025	185,080

		319,181

	Total Foreign Government Obligations (cost $2,994,463)	3,134,566

MUNICIPAL BONDS - 0.3%
	Airport Revenues - 0.0%
	Cnty. of Clark Department of Aviation
5,000	6.82%, 07/01/2045	7,727

	General Obligations - 0.2%
	California State GO,
105,000	7.60%, 11/01/2040	169,060
	Connecticut State, GO
45,000	5.85%, 03/15/2032	59,159
	llinois State, GO
105,000	5.10%, 06/01/2033	100,912
	Massachusetts State, GO
15,000	5.46%, 12/01/2039	20,705
	Mississippi State, GO
25,000	5.25%, 11/01/2034	31,969
	New York, NY, GO
15,000	5.85%, 06/01/2040	21,284
	Texas State, GO
30,000	5.52%, 04/01/2039	42,518

		445,607

	Higher Education (Universities, Dorms, etc.) - 0.0%
	University of California Build America Bonds Rev.,
50,000	5.77%, 05/15/2043	68,512
	University of Texas System
25,000	4.79%, 08/15/2046	31,639

		100,151

	Miscellaneous - 0.0%
	New Jersey State Economic Development Authority Lease Rev.
15,000	7.43%, 02/15/2029	18,528

	Tax Allocation - 0.0%
	New York State Dormitory Authority
20,000	5.60%, 03/15/2040	27,545

The accompanying Notes are an integral part of these financial statements.

14

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
MUNICIPAL BONDS - 0.3% - (continued)
	Transportation - 0.1%
	Bay Area Toll Authority
$30,000	6.26%, 04/01/2049	$46,745
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	27,325
25,000	6.55%, 11/15/2031	34,479
15,000	6.65%, 11/15/2039	21,609
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	68,059
15,000	7.41%, 01/01/2040	23,536
	Port Authority of New York & New Jersey
50,000	4.93%, 10/01/2051	63,598

		285,351

	Utilities - Electric - 0.0%
	American Municipal Power Inc.
45,000	6.05%, 02/15/2043	58,270
	Municipal Electric Authority of Georgia
40,000	6.64%, 04/01/2057	53,488

		111,758

	Utilities - Water and Sewer - 0.0%
	New York City Water & Sewer System
45,000	5.88%, 06/15/2044	65,205

	Total Municipal Bonds (cost $929,295)	1,061,872

U.S. GOVERNMENT AGENCIES - 13.4%
	FHLB - 0.4%
1,120,000	5.00%, 11/17/2017	1,186,688
60,000	5.50%, 07/15/2036	86,566

		1,273,254

	FHLMC - 3.5%
10,000	2.41%, 03/25/2023	10,386
84,541	2.50%, 07/01/2027	87,593
57,849	2.50%, 09/01/2027	59,937
92,376	2.50%, 10/01/2027	95,710
225,185	2.50%, 04/01/2028	233,466
260,623	2.50%, 06/01/2028	270,516
73,415	2.50%, 01/01/2029	76,249
115,806	2.50%, 12/01/2042	116,833
15,000	2.67%, 12/25/2024	15,762
10,000	2.67%, 03/25/2026	10,472
10,000	2.75%, 01/25/2026	10,517
15,000	2.79%, 01/25/2022	15,885
15,000	2.81%, 01/25/2025	15,915
10,000	3.00%, 12/25/2025	10,737
26,535	3.00%, 12/01/2025	27,938
184,149	3.00%, 11/01/2026	193,615
20,059	3.00%, 03/01/2027	21,093
67,417	3.00%, 04/01/2027	70,890
100,745	3.00%, 09/01/2027	105,952
412,084	3.00%, 10/01/2028	433,651
73,729	3.00%, 10/01/2042	76,622
177,901	3.00%, 10/01/2042	184,900
112,436	3.00%, 11/01/2042	116,849
116,556	3.00%, 12/01/2042	121,089
53,270	3.00%, 01/01/2043	55,352
155,823	3.00%, 01/01/2043	163,595
58,331	3.00%, 02/01/2043	60,800

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	FHLMC - 3.5% - (continued)
$249,300	3.00%, 02/01/2043	$259,850
135,805	3.00%, 02/01/2043	140,920
30,945	3.00%, 05/01/2043	32,403
84,994	3.00%, 05/01/2043	88,996
861,974	3.00%, 08/01/2045	894,440
10,000	3.01%, 07/25/2025	10,759
15,000	3.02%, 01/25/2025	16,187
15,000	3.06%, 12/25/2024	16,213
10,000	3.15%, 11/25/2025	10,865
15,000	3.33%, 05/25/2025	16,527
15,000	3.33%, 08/25/2025(4)	16,536
68,128	3.50%, 04/01/2026	72,360
71,067	3.50%, 08/01/2026	75,307
244,861	3.50%, 10/01/2026	259,470
97,955	3.50%, 10/01/2026	103,709
326,129	3.50%, 07/01/2029	345,289
27,639	3.50%, 10/01/2040	29,177
40,957	3.50%, 10/01/2041	43,390
123,102	3.50%, 11/01/2041	129,829
84,667	3.50%, 02/01/2042	89,690
30,194	3.50%, 03/01/2042	31,897
76,769	3.50%, 04/01/2042	81,338
85,126	3.50%, 04/01/2042	89,923
144,319	3.50%, 09/01/2042	152,334
72,478	3.50%, 09/01/2042	76,519
212,546	3.50%, 11/01/2042	226,003
92,866	3.50%, 01/01/2043	98,189
262,562	3.50%, 12/01/2043	276,909
554,312	3.50%, 09/01/2044	584,600
680,000	3.75%, 03/27/2019	734,180
25,866	4.00%, 06/01/2024	26,952
65,821	4.00%, 07/01/2026	69,438
63,582	4.00%, 10/01/2040	68,348
110,316	4.00%, 10/01/2040	118,584
71,711	4.00%, 10/01/2040	77,089
13,723	4.00%, 12/01/2040	14,754
73,040	4.00%, 12/01/2040	78,513
17,847	4.00%, 02/01/2041	19,187
117,764	4.00%, 02/01/2041	126,605
17,191	4.00%, 04/01/2041	18,484
112,485	4.00%, 01/01/2042	120,947
183,860	4.00%, 02/01/2042	197,725
324,166	4.00%, 11/01/2043	351,357
342,241	4.00%, 05/01/2044	366,783
206,594	4.00%, 07/01/2044	221,060
4,655	4.50%, 05/01/2018	4,764
17,977	4.50%, 11/01/2024	19,275
53,138	4.50%, 09/01/2031	58,400
157,191	4.50%, 10/01/2039	173,206
26,136	4.50%, 05/01/2040	28,698
72,452	4.50%, 10/01/2040	79,563
109,164	4.50%, 06/01/2041	119,012
151,046	4.50%, 09/01/2041	165,807
50,036	5.00%, 05/01/2023	53,468
73,038	5.00%, 03/01/2027	80,607
58,507	5.00%, 11/01/2033	65,085
32,662	5.00%, 02/01/2038	36,047
6,921	5.00%, 04/01/2039	7,638
492,614	5.00%, 08/01/2041	549,526
81,126	5.00%, 08/01/2041	89,534
223,246	5.50%, 05/01/2036	250,895

The accompanying Notes are an integral part of these financial statements.

15

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	FHLMC - 3.5% - (continued)
$16,480	5.50%, 05/01/2038	$18,433
48,876	5.50%, 05/01/2038	55,036
55,399	5.50%, 08/01/2038	62,148
28,827	6.00%, 06/01/2036	33,199
24,745	6.00%, 04/01/2037	28,334
18,576	6.00%, 10/01/2037	21,170
150,000	6.25%, 07/15/2032	226,937

		11,768,741

	FNMA - 6.1%
690,000	0.88%, 08/28/2017	691,906
5,000	2.49%, 05/25/2026	5,122
198,615	2.50%, 03/01/2027	206,089
90,172	2.50%, 07/01/2027	93,544
207,366	2.50%, 12/01/2027	215,167
112,507	2.50%, 02/01/2028	116,765
302,594	2.50%, 04/01/2028	316,771
290,935	2.50%, 07/01/2028	301,918
136,823	2.50%, 01/01/2043	138,529
15,000	2.53%, 09/25/2024	15,537
10,000	2.58%, 03/25/2026	10,335
15,000	2.59%, 12/25/2024	15,588
10,000	2.70%, 02/25/2026	10,418
10,000	2.72%, 10/25/2024	10,486
10,000	2.80%, 06/25/2025(4)	10,483
10,000	2.90%, 01/25/2025(4)	10,655
10,000	2.94%, 01/25/2026(4)	10,647
50,709	3.00%, 12/01/2025	53,191
49,347	3.00%, 12/01/2026	51,761
88,712	3.00%, 03/01/2027	93,125
114,061	3.00%, 04/01/2027	119,803
286,250	3.00%, 07/01/2027	300,646
67,561	3.00%, 08/01/2027	70,902
211,849	3.00%, 02/01/2030	222,298
42,980	3.00%, 04/01/2042	45,047
42,601	3.00%, 09/01/2042	44,262
87,766	3.00%, 11/01/2042	91,285
137,598	3.00%, 11/01/2042	143,115
184,817	3.00%, 12/01/2042	194,161
225,980	3.00%, 01/01/2043	235,028
122,228	3.00%, 02/01/2043	128,240
301,975	3.00%, 02/01/2043	314,073
174,533	3.00%, 04/01/2043	183,309
360,151	3.00%, 04/01/2043	379,261
104,749	3.00%, 04/01/2043	108,949
73,890	3.00%, 07/01/2043	76,839
127,391	3.00%, 10/01/2043	132,475
206,129	3.00%, 11/01/2043	214,109
990,343	3.00%, 03/01/2046	1,028,680
11,087	3.50%, 09/01/2025	11,756
104,892	3.50%, 10/01/2028	112,084
196,279	3.50%, 07/01/2029	208,131
289,895	3.50%, 01/01/2041	308,233
58,994	3.50%, 02/01/2041	62,393
67,822	3.50%, 04/01/2041	71,698
73,788	3.50%, 11/01/2041	79,043
97,766	3.50%, 01/01/2042	103,524
40,896	3.50%, 03/01/2042	43,366
94,220	3.50%, 05/01/2042	99,764
115,974	3.50%, 06/01/2042	124,038
108,219	3.50%, 07/01/2042	114,580

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	FNMA - 6.1% - (continued)
$286,927	3.50%, 07/01/2042	$305,075
74,782	3.50%, 08/01/2042	79,161
106,980	3.50%, 08/01/2042	113,150
91,420	3.50%, 08/01/2042	96,745
384,536	3.50%, 09/01/2042	408,816
66,121	3.50%, 09/01/2042	69,791
116,342	3.50%, 09/01/2042	123,067
78,815	3.50%, 01/01/2043	83,346
232,250	3.50%, 05/01/2043	247,996
119,457	3.50%, 08/01/2043	127,038
165,471	3.50%, 08/01/2043	176,960
110,269	3.50%, 08/01/2043	117,957
110,121	3.50%, 08/01/2044	116,220
39,882	3.50%, 10/01/2044	42,091
103,485	3.50%, 01/01/2045	109,217
141,127	3.50%, 02/01/2045	148,944
751,621	3.50%, 11/01/2045	796,595
192,460	4.00%, 05/01/2020	199,434
36,955	4.00%, 04/01/2025	39,440
52,293	4.00%, 09/01/2025	55,302
65,667	4.00%, 08/01/2026	68,080
135,678	4.00%, 08/01/2040	145,413
25,291	4.00%, 08/01/2040	27,186
216,965	4.00%, 09/01/2040	232,861
10,366	4.00%, 10/01/2040	11,151
455,885	4.00%, 12/01/2040	490,265
162,726	4.00%, 02/01/2041	175,004
37,090	4.00%, 04/01/2041	39,752
25,499	4.00%, 07/01/2041	27,413
56,673	4.00%, 09/01/2041	60,905
431,202	4.00%, 12/01/2041	466,753
144,893	4.00%, 01/01/2042	155,736
572,052	4.00%, 11/01/2043	619,771
308,129	4.00%, 01/01/2044	331,444
34,761	4.00%, 01/01/2044	37,427
35,728	4.00%, 05/01/2044	38,476
200,821	4.00%, 12/01/2044	215,340
25,482	4.50%, 05/01/2025	27,286
69,636	4.50%, 04/01/2026	74,264
12,959	4.50%, 04/01/2029	14,136
102,215	4.50%, 06/01/2030	111,498
19,999	4.50%, 08/01/2038	21,838
69,814	4.50%, 01/01/2039	76,155
46,161	4.50%, 02/01/2039	50,436
134,149	4.50%, 04/01/2039	146,544
32,765	4.50%, 11/01/2039	35,754
75,158	4.50%, 02/01/2040	82,350
151,393	4.50%, 09/01/2040	165,499
150,975	4.50%, 10/01/2040	165,281
80,693	4.50%, 04/01/2041	88,057
27,142	4.50%, 04/01/2041	29,757
120,714	4.50%, 04/01/2041	132,019
129,160	4.50%, 07/01/2041	141,617
242,811	4.50%, 01/01/2044	265,025
74,118	5.00%, 02/01/2022	76,487
42,128	5.00%, 05/01/2028	46,742
261,741	5.00%, 05/01/2035	291,573
223,476	5.00%, 08/01/2035	248,865
96,282	5.00%, 03/01/2037	106,828
1,721	5.00%, 05/01/2037	1,909
39,929	5.00%, 02/01/2039	44,303

The accompanying Notes are an integral part of these financial statements.

16

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	FNMA - 6.1% - (continued)
$71,033	5.00%, 04/01/2039	$78,814
35,976	5.00%, 01/01/2040	40,004
397,780	5.00%, 01/01/2041	443,258
299,695	5.50%, 10/01/2035	339,420
36,882	5.50%, 05/01/2037	41,492
10,052	5.50%, 01/01/2038	11,303
20,002	5.50%, 02/01/2038	22,479
131,579	5.50%, 02/01/2038	148,884
61,183	5.50%, 06/01/2038	68,878
26,677	5.50%, 07/01/2038	30,009
23,849	5.50%, 08/01/2038	26,764
62,171	5.50%, 09/01/2038	70,059
23,933	5.50%, 05/01/2040	26,945
130,000	5.63%, 07/15/2037	189,811
41,648	6.00%, 04/01/2036	47,657
64,775	6.00%, 07/01/2037	74,132
102,664	6.00%, 07/01/2037	117,573
39,671	6.50%, 06/01/2039	45,836
53,000	6.63%, 11/15/2030	81,203

		18,697,195

	GNMA - 3.3%
29,297	2.50%, 10/15/2027	30,462
80,933	2.50%, 01/15/2043	82,335
57,750	3.00%, 04/15/2027	60,938
118,457	3.00%, 03/20/2028	125,592
50,213	3.00%, 06/20/2042	52,673
215,834	3.00%, 08/20/2042	226,420
218,049	3.00%, 09/20/2042	228,744
126,264	3.00%, 11/15/2042	132,015
165,774	3.00%, 12/20/2042	173,904
120,608	3.00%, 05/15/2043	126,123
273,154	3.00%, 06/20/2043	286,549
250,891	3.00%, 07/20/2043	263,197
282,381	3.00%, 10/20/2045	295,630
11,663	3.50%, 09/15/2025	12,364
36,644	3.50%, 09/20/2040	38,920
49,724	3.50%, 12/15/2040	52,819
17,675	3.50%, 02/15/2041	18,775
17,039	3.50%, 12/20/2041	18,151
90,972	3.50%, 01/20/2042	96,961
38,850	3.50%, 02/20/2042	41,408
27,822	3.50%, 03/15/2042	29,550
169,079	3.50%, 04/20/2042	180,211
208,949	3.50%, 05/20/2042	222,706
20,751	3.50%, 06/15/2042	22,107
74,950	3.50%, 06/15/2042	79,814
117,015	3.50%, 06/20/2042	124,720
139,350	3.50%, 08/20/2042	148,525
179,694	3.50%, 04/20/2043	191,526
218,090	3.50%, 07/20/2043	232,425
125,425	3.50%, 08/15/2043	133,983
361,765	3.50%, 09/20/2043	385,479
1,163,873	3.50%, 04/20/2045	1,236,237
20,401	4.00%, 08/15/2026	21,394
271,740	4.00%, 08/15/2039	291,931
39,601	4.00%, 07/20/2040	42,672
23,804	4.00%, 08/15/2040	25,582
24,564	4.00%, 10/20/2040	26,469
138,750	4.00%, 12/15/2040	150,940
48,236	4.00%, 06/15/2041	51,906

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	GNMA - 3.3% - (continued)
$34,195	4.00%, 09/15/2041	$37,395
17,621	4.00%, 12/20/2041	18,965
35,406	4.00%, 01/20/2042	38,103
21,884	4.00%, 03/20/2042	23,544
82,766	4.00%, 05/20/2042	89,010
57,533	4.00%, 06/15/2042	62,019
337,696	4.00%, 06/20/2044	361,168
275,244	4.00%, 09/20/2044	294,355
308,881	4.00%, 11/20/2044	330,304
632,935	4.00%, 11/20/2045	677,210
88,115	4.50%, 05/15/2039	98,303
252,304	4.50%, 09/15/2039	284,181
31,834	4.50%, 04/15/2040	35,159
8,917	4.50%, 05/20/2040	9,712
14,301	4.50%, 06/15/2040	15,756
67,267	4.50%, 06/20/2040	73,258
187,073	4.50%, 09/20/2040	204,240
134,288	4.50%, 10/15/2040	148,194
39,132	4.50%, 10/20/2040	42,722
86,383	4.50%, 03/20/2041	94,310
18,620	4.50%, 04/15/2041	20,514
56,260	4.50%, 06/20/2041	61,423
117,309	5.00%, 11/20/2035	131,950
56,941	5.00%, 09/15/2039	63,769
88,609	5.00%, 02/15/2040	99,131
138,657	5.00%, 09/20/2040	154,229
86,988	5.00%, 02/20/2041	96,770
74,613	5.00%, 03/20/2041	82,991
76,357	5.00%, 08/20/2041	84,940
21,013	5.00%, 12/20/2041	23,660
21,004	5.50%, 05/20/2038	23,313
53,766	5.50%, 07/15/2038	60,579
18,368	5.50%, 07/15/2039	20,859
43,851	5.50%, 08/20/2041	48,912
79,618	6.00%, 02/15/2036	91,013
24,990	6.00%, 08/20/2041	28,545

		9,992,663

	Tennessee Valley Authority - 0.1%
213,000	6.75%, 11/01/2025	294,440

	Total U.S. Government Agencies (cost $41,024,807)	42,026,293

U.S. GOVERNMENT SECURITIES - 14.1%
	U.S. Treasury Securities - 14.1%
	U.S. Treasury Bonds - 2.2%
1,410,000	2.50%, 02/15/2045	1,467,998
1,000,000	2.50%, 02/15/2046	1,041,289
796,000	3.13%, 11/15/2041	939,995
2,700,000	3.13%, 02/15/2043	3,182,730
155,000	3.75%, 08/15/2041	202,184

		6,834,196

	U.S. Treasury Notes - 11.9%
3,270,000	0.63%, 11/30/2017	3,272,682
6,130,000	0.63%, 04/30/2018	6,134,070
2,700,000	1.13%, 02/28/2021	2,718,984
4,400,000	1.25%, 11/30/2018	4,462,735
1,000,000	1.38%, 03/31/2020	1,018,906
4,420,000	1.63%, 06/30/2019	4,537,926

The accompanying Notes are an integral part of these financial statements.

17

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. GOVERNMENT SECURITIES - 14.1% - (continued)
	U.S. Treasury Securities - 14.1% - (continued)
	U.S. Treasury Notes - 11.9% - (continued)
$900,000	1.63%, 05/15/2026	$911,004
1,038,000	1.75%, 05/15/2022	1,072,586
878,000	1.88%, 09/30/2017	892,370
3,500,000	2.00%, 02/15/2025	3,661,875
1,565,000	2.13%, 05/15/2025	1,653,092
1,210,000	2.75%, 11/15/2023	1,333,836
3,925,000	2.75%, 02/15/2024	4,332,678
1,115,000	3.13%, 05/15/2021	1,226,718

		37,229,462

	Total U.S. Government Securities (cost $42,676,331)	44,063,658

	Total Long-Term investments - Excluding Purchased Options (cost $188,525,234)	207,686,900

SHORT-TERM INVESTMENTS - 27.7%
	Repurchase Agreements - 0.2%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 07/01/2016 in the amount of $727,007, collateralized by U.S.Treasury Notes 2.00%, 2022, value of $ 735,754)
727,000	0.33%, 06/30/2016	727,000

Shares or Principal Amount		Market Value(1)
SHORT-TERM INVESTMENTS - 27.7% - (continued)
	U.S. Government Agencies - 27.5%
	FHLB - 9.9%
16,000,000	0.43%, 08/10/2016(7)	$15,995,552
10,000,000	0.45%, 10/12/2016(7)	9,989,700
5,000,000	0.46%, 07/27/2016(7)	4,999,385

		30,984,637

	FHLMC - 7.7%
9,000,000	0.33%, 09/01/2016(7)	8,995,662
15,000,000	0.35%, 09/13/2016(7)	14,991,360

		23,987,022

	FNMA - 9.9%
8,000,000	0.46%, 08/17/2016(7)	7,997,392
15,000,000	0.49%, 11/02/2016(7)	14,980,365
8,000,000	0.54%, 07/06/2016(7)	7,999,808

		30,977,565

		85,949,224

Total Short-Term investments (cost $86,659,490)		86,676,224

Total Investments (cost $275,184,724)(8)	94.0%	$294,363,124
Other Assets and Liabilities	6.0%	18,670,022

Total Net Assets	100.0%	$313,033,146

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	Non-income producing.

(3)	Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the six-month period ended June 30, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At June 30, 2016
Hartford Financial Services Group, Inc. (The)	$81,748	$811	$9,917	$540	$722	$74,070

(4)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2016.

(5)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2016, the aggregate value of these securities was $705,594, which represents 0.2% of total net assets.

The accompanying Notes are an integral part of these financial statements.

18

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

(6)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
01/2013 - 10/2013	40,000	Canadian Natural Resources Ltd.	$48,258
11/2012 - 7/2014	65,000	Devon Financing Co. LLC	88,728
12/2012	15,000	Marathon Oil Corp.	19,512
12/2012 - 02/2015	60,000	Noble Energy, Inc.	70,814

			$227,312

        At June 30, 2016, the aggregate value of these securities was $198,976, which represents 0.1% of total net assets.

(7)	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(8)	At June 30, 2016, the cost of securities for federal income tax purposes was $275,674,663, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,345,691
Unrealized Depreciation	(2,657,230)

Net Unrealized Appreciation	$18,688,461

Futures Contracts Outstanding at June 30, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)
Short position contracts:
S&P 500 (E-Mini)	(1,672)	09/16/2016	(175,737,696)	$(174,740,720)	$996,976

        Cash of $9,450,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at June 30, 2016.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The accompanying Notes are an integral part of these financial statements.

19

HIMCO VIT Portfolio Diversifier Fund

Schedule of Investments – (concluded)

June 30, 2016 (Unaudited)

Credit Exposure

as of June 30, 2016

Credit Rating*	Percentage of Net Assets
AAA/Aaa	17.0%
AA/Aa	14.3
A	5.7
BBB/Baa	4.4
Not Rated	—
Non-Debt Securities and Other Short-Term Instruments	52.6
Other assets and liabilities	6.0

Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s (S&P) or Moody’s Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody’s and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Investment Valuation Hierarchy Level Summary at June 30, 2016

Description	Total	Level 1	Level 2(1)	Level 3(1)
Assets:
Common Stocks(2)	$77,391,222	$77,391,222	$—	$—
Exchange-Traded Funds	527,836	527,836	—	—
Asset & Commercial Mortgage Backed Securities	2,269,109	—	2,269,109	—
Corporate Bonds	37,212,344	—	37,212,344	—
Foreign Government Obligations	3,134,566	—	3,041,566	93,000
Municipal Bonds	1,061,872	—	1,061,872	—
U.S. Government Agencies	42,026,293	—	42,015,907	10,386
U.S. Government Securities	44,063,658	911,004	43,152,654	—
Short-Term Investments	86,676,224	—	86,676,224	—

Total	$294,363,124	$78,830,062	$215,429,676	$103,386

Futures(3)	$996,976	$996,976	$—	$—

Total	$996,976	$996,976	$—	$—

Liabilities:

(1)	For the six-month period ended June 30, 2016, investments valued at $76,500 were transferred from Level 2 to Level 3.

(2)	Refer to the Schedule of Investments for further industry breakout.

(3)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2016 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying Notes are an integral part of these financial statements.

20

HIMCO VIT Portfolio Diversifier Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in unaffiliated securities, at market value (cost $275,116,344)	$294,289,054
Investments in affiliated securities, at market value (cost $68,380)	74,070
Cash(1)	20,189,274
Receivables:
Investment securities sold	2,702,684
Dividends and interest	875,801
Other assets	3,285

Total assets	318,134,168

Liabilities:
Payables:
Investment securities purchased	2,707,045
Fund shares redeemed	68,082
Investment management fees	120,789
Variation margin on financial derivative instruments	1,956,240
Distribution fees	66,663
Trustees fees	6,096
Accrued expenses	176,107

Total liabilities	5,101,022

Net assets	$313,033,146

Summary of Net Assets:
Capital stock and paid-in-capital	$400,429,844
Undistributed net investment income	1,296,909
Accumulated net realized loss	(108,868,983)
Unrealized appreciation of investments	20,175,376

Net assets	$313,033,146

Class IB: Net asset value per share	$7.67

Shares Outstanding	40,803,772

Net Assets	$313,033,146

(1)	Cash of $9,450,000 was pledged as collateral for open futures contracts as of June 30, 2016.

The accompanying Notes are an integral part of these financial statements.

21

HIMCO VIT Portfolio Diversifier Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends from unaffiliated securities	$678,447
Dividends from affiliates	722
Interest	2,000,172

Total investment income, net	2,679,341

Expenses:
Investment management fees	989,628
Transfer agent fees	2,517
Distribution fees - Class IB	412,345
Custodian fees	13,374
Accounting service fees	113,660
Trustee fees	32,512
Audit fees	17,698
Printing fees	19,558
Legal fees	40,401
Insurance fees	11,957
Other expenses	3,814

Total expenses (before waivers)	1,657,464

Total waivers	(255,492)

Total expenses, net	1,401,972

Net Investment Income	1,277,369

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments in unaffiliated securities	3,417,488
Net realized gain on investments in affiliates	540
Net realized loss on purchased options	(20,461,748)
Net realized gain on written options	11,900,300
Net realized loss on futures	(9,800,118)

Net Realized Loss on Investments and Other Financial Instruments	(14,943,538)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	4,030,755
Net realized appreciation of purchased options	20,311,609
Net unrealized appreciation of futures contracts	1,093,173
Net realized depreciation of written options	(11,874,064)

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	13,561,473

Net Realized and Unrealized Loss on Investments and Other Financial Instruments	(1,382,065)

Net Decrease in Net Assets Resulting from Operations	$(104,696)

The accompanying Notes are an integral part of these financial statements.

22

HIMCO VIT Portfolio Diversifier Fund

Statement of Changes in Net Assets

(Unaudited)

	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$1,277,369	$2,698,766
Net realized loss on investments and other financial instruments	(14,943,538)	600,506
Net unrealized appreciation (depreciation) of investments and other financial instruments	13,561,473	(10,051,848)

Net Decrease in Net Assets Resulting from Operations	(104,696)	(6,752,576)

Distributions to Shareholders:
From net investment income
Class IB	—	(3,190,703)

Total distributions	—	(3,190,703)

Capital Share Transactions:
Class IB
Sold	21,044,089	41,697,059
Issued on reinvestment of distributions	—	3,190,703
Redeemed	(53,045,330)	(106,812,104)

Total capital share transactions	(32,001,241)	(61,924,342)

Net decrease from capital share transactions	(32,001,241)	(61,924,342)

Net Decrease in Net Assets	(32,105,937)	(71,867,621)

Net Assets:
Beginning of period	345,139,083	417,006,704

End of period	$313,033,146	$345,139,083

Undistributed net investment income	$1,296,909	$19,540

Shares:
Class IB
Sold	2,736,901	5,324,737
Issued on reinvestment of distributions	—	414,916
Redeemed	(6,824,234)	(13,539,983)

Total share activity	(4,087,333)	(7,800,330)

The accompanying Notes are an integral part of these financial statements.

23

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization:

HIMCO Variable Insurance Trust (the “Trust”) is an open-end registered management investment company. The Trust is organized under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”).

HIMCO VIT Portfolio Diversifier Fund (the “Fund”) serves as an underlying investment option for certain variable annuity separate accounts of Hartford Life Insurance Company (“Hartford Life”) and its affiliates and Forethought Life Insurance Company (“Forethought”). The Fund’s shares are available only to separate accounts of Hartford Life and its affiliates and Forethought who have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund.

The Fund is a series of the Trust. The Fund is the successor of a series of Hartford Series Fund, Inc. (the “Hartford Portfolio Diversifier HLS Fund”). The reorganization of the Hartford Portfolio Diversifier HLS Fund with and into the Fund occurred on October 20,2014. All information regarding and references to periods prior to October 20, 2014 relate to the Hartford Portfolio Diversifier HLS Fund. The Fund is a diversified open-end management investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund is authorized to issue an unlimited number of shares.

Class IB shares of the Fund are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV per share is determined for the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Fund may elect to continue to treat the Valuation Date as occurring at the time of the scheduled close of the Exchange. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system or established market makers. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Fund are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of

24

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

25

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Fund’s investments. The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

26

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Board of Trustees based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements and Reverse Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer, the Fund, at a mutually agreed upon time and price. A reverse repurchase agreement is an agreement by which the Fund agrees to sell an investment and agrees to repurchase the investment sold from the buyer, the counterparty, at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk – that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2016.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board of Trustees. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2016.

c)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered

27

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund did not hold when-issued or delayed-delivery investments as of June 30, 2016.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2016.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments in the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses in the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2016.

b)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying

28

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund did not hold purchased options and written options contracts as of June 30, 2016. Transactions involving written options contracts during the six-month period ended June 30, 2016, are summarized below:

Options Contract Activity During the Six-Month Period Ended June 30, 2016
Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of the period	97,255	$11,900,300
Written	—	—
Expired	(97,255)	(11,900,300)
Closed	—	—
Exercised	—	—

End of period	—	$—

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2016:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures(1)	$—	$—	$—	$996,976	$—	$—	$996,976

Total	$—	$—	$—	$996,976	$—	$—	$996,976

(1)	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2016.

29

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments in the Statement of Operations for the six-month period ended June 30, 2016:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased options	$—	$—	$—	$(20,461,748)	$—	$—	$(20,461,748)
Net realized loss on futures	—	—	—	(9,800,118)	—	—	(9,800,118)
Net realized gain on written options	—	—	—	11,900,300	—	—	11,900,300

Total	$—	$—	$—	$(18,361,566)	$—	$—	$(18,361,566)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$20,311,609	$—	$—	$20,311,609
Net change in unrealized appreciation of futures	—	—	—	1,093,173	—	—	1,093,173
Net change in unrealized appreciation of written options	—	—	—	(11,874,064)	—	—	(11,874,064)

Total	$—	$—	$—	$9,530,718	$—	$—	$9,530,718

The derivatives held by the Fund as of June 30, 2016 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

30

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”), by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, paydown gain/loss, adjustments related to certain corporate actions, REITS, RICs and certain derivatives. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Ordinary Income	$3,190,703	$3,009,019

As of December 31, 2015, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$19,540
Undistributed Long-Term Capital Gain	—
Accumulated Capital and Other Losses	(81,971,781)
Unrealized Appreciation (Depreciation)(1)	(5,339,761)

Total Accumulated Earnings (Deficit)	$(87,292,002)

(1)	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, and adjustments related to REITs, RICs, certain derivatives and corporate actions.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as paydown gain/loss and certain distributions from REITs after gain/loss. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the fiscal year ended December 31, 2015, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Paid In Capital	$(25,514)
Undistributed Net Investment Income	493,534
Accumulated Net Realized Loss	(468,020)

31

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2015 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$33,532,945
Long-Term Capital Loss Carryforward	48,438,836

Total	$81,971,781

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2015. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Fees and Expenses:

a)	Investment Management Agreement – Hartford Investment Management Company (“Hartford Investment Management”) serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. Hartford Investment Management is a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). The investment manager provides day-to-day investment management services to the Fund and has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for operation of the Fund.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2016; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.60%
On next $500 million	0.55%
On next $4 billion	0.50%
On next $5 billion	0.48%
Over $10 billion	0.47%

b)	Accounting Services Agreement – State Street Bank and Trust Company (“State Street Bank”) provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and State Street Bank. The amount paid for accounting services can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

c)	Operating Expenses – Allocable expenses incurred by the Trust are allocated to the Fund in proportion to the average daily net assets of the Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

32

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of average daily net assets. This contractual arrangement will remain in effect until April 30, 2017 and shall renew automatically for one-year terms, unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

d)	Distribution Plan for Class IB Shares – HIMCO Distribution Services Company, a wholly owned subsidiary of The Hartford, serves as the principal underwriter and distributor of the Fund. The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board of Trustees has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found in the Statement of Operations. These fees are accrued daily and paid monthly or at such other intervals as the Board of Trustees may determine.

e)	Transfer Agent Fees – State Street Bank provides transfer agent services to the Fund. The transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Fund, including costs invoiced by sub-contractors. Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services. The amount paid for transfer agent services can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

f)	Trustee Fees – The Board of Trustees is responsible for oversight of the Fund. The Board of Trustees elects officers who are responsible for the day to day operations of the Fund. The Board of Trustees oversees the investment manager and the other principal service providers of the Fund. The Board of Trustees currently holds four regularly scheduled meetings throughout each year. In addition, the Board of Trustees may hold special meetings at other times either in person or by telephone. A portion of the compensation of the Fund’s CCO was allocated to each operational investment company in the Trust and is included in the Trustee fees. The Trustee fees paid during the period can be found in the Statement of Operations.

8.	Investment Transactions:

For the six-month period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$10,410,990	$27,947,195	$38,358,185
Sales Proceeds	22,661,360	46,099,231	68,760,591

9.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Statutory Trust Act and the federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

33

HIMCO VIT Portfolio Diversifier Fund

Notes to Financial Statements – (concluded)

June 30, 2016 (Unaudited)

10.	Subsequent Event:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Financials Statements were issued. Based on this evaluation, no disclosures were required to the Financial Statements as of June 30, 2016.

34

HIMCO VIT Portfolio Diversifier Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets
HIMCO VIT Portfolio Diversifier Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IB	$7.69	$0.03	$(0.05)	$(0.02)	$—	$—	$—	$7.67	(0.26	)%(4)	$313,033	1.00	%(5)	0.85	%(5)	0.77	%(5)

For the Year Ended December 31, 2015
IB	$7.91	$0.06	$(0.21)	$(0.15)	$(0.07)	$—	$(0.07)	$7.69	(1.89)%		$345,139	1.02%		0.85%		0.71%

For the Year Ended December 31, 2014
IB	$8.13	$0.05	$(0.21)	$(0.16)	$(0.06)	$—	$(0.06)	$7.91	(2.03)%		$417,007	0.90%		0.85%		0.59%

For the Year Ended December 31, 2013(6)
IB	$9.38	$0.03	$(1.25)	$(1.22)	$(0.03)	$—	$(0.03)	$8.13	(12.96)%		$443,121	0.89%		0.85%		0.29%

For the Year Ended December 31, 2012(6)(7)
IB	$10.18	$0.02	$(0.79)	$(0.77)	$(0.03)	$—	$(0.03)	$9.38	(7.58)%		$295,762	0.91%		0.85%		0.27%

For the Year Ended December 31, 2011(6)(8)
IB	$10.00	$0.04	$0.19	$0.23	$(0.03)	$(0.02)	$(0.05)	$10.18	2.38	%(4)	$106,581	0.93	%(5)	0.85	%(5)	0.58	%(5)

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	These financial highlights were audited by other auditors.
(7)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(8)	Commenced operations on June 6, 2011.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2016 (Unaudited)	18%
For the Year Ended December 31, 2015	34
For the Year Ended December 31, 2014	33
For the Year Ended December 31, 2013(1)	31
For the Year Ended December 31, 2012(1)	61
From June 6, 2011 (commencement of operations) through December 31, 2011(1)	43

(1)	These financial highlights were audited by other auditors.

35

HIMCO VIT Portfolio Diversifier Fund

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36

HIMCO VIT Portfolio Diversifier Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first set of rows of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of rows of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of rows of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio
Actual
Class IB	$1,000	$997.40	$4.22	0.85%
Hypothetical
Class IB	$1,000	$1,020.64	$4.27	0.85%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

37

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, please see our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, which is available at Online Privacy Policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information

such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2016

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Fund available for investment thereunder.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

You should carefully consider investment objectives, risks, and charges and expenses of the HIMCO VIT Portfolio Diversifier Fund before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained from your investment representative or from www.hvitfunds.com. Please read them carefully before investing.

Hartford Investment Management is an SEC-registered investment adviser. SEC registration does not imply a certain level of skill or training; nor does it imply that the SEC has sponsored, recommended, or otherwise approved of Hartford Investment Management.

Distributor: HIMCO Distribution Services Company, member FINRA, SIPC, a broker-dealer affiliated with Hartford Investment Management. Not FDIC Insured – No Bank Guarantee – May Lose Value

HVIT

HIMCO VARIABLE INSURANCE TRUST

HIMCO VIT INDEX FUND

TOKYO
THU MAY

2016 Semi-annual Report

[This page is intentionally left blank]

HIMCO VIT Index Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Fund available for investment thereunder.

HIMCO VIT Index Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.9%
12,367	BorgWarner, Inc.	$365,074
15,591	Delphi Automotive plc	975,997
222,787	Ford Motor Co.	2,800,432
80,044	General Motors Co.	2,265,245
15,105	Goodyear Tire & Rubber Co. (The)	387,594
10,282	Harley-Davidson, Inc.	465,775
37,045	Johnson Controls, Inc.	1,639,612

		8,899,729

	Banks - 5.2%
585,965	Bank of America Corp.	7,775,756
46,838	BB&T Corp.	1,667,901
167,427	Citigroup, Inc.	7,097,231
30,183	Citizens Financial Group, Inc.	603,056
10,100	Comerica, Inc.	415,413
43,793	Fifth Third Bancorp	770,319
45,251	Huntington Bancshares, Inc.	404,544
208,585	JPMorgan Chase & Co.	12,961,472
47,670	KeyCorp	526,753
9,109	M&T Bank Corp.	1,076,957
18,081	People’s United Financial, Inc.	265,067
28,462	PNC Financial Services Group, Inc. (The)	2,316,522
72,192	Regions Financial Corp.	614,354
28,510	SunTrust Banks, Inc.	1,171,191
92,553	US Bancorp	3,732,662
263,535	Wells Fargo & Co.	12,473,112
11,632	Zions Bancorp	292,312

		54,164,622

	Capital Goods - 7.4%
34,594	3M Co.	6,058,101
2,491	Acuity Brands, Inc.	617,668
5,524	Allegion plc	383,531
13,393	AMETEK, Inc.	619,158
34,165	Boeing Co. (The)	4,437,009
33,301	Caterpillar, Inc.	2,524,549
9,040	Cummins, Inc.	1,016,458
34,177	Danaher Corp.	3,451,877
17,052	Deere & Co.	1,381,894
8,813	Dover Corp.	610,917
26,112	Eaton Corp. plc	1,559,670
36,626	Emerson Electric Co.	1,910,412
16,386	Fastenal Co.	727,375
7,403	Flowserve Corp.	334,394
7,986	Fluor Corp.	393,550
8,780	Fortune Brands Home & Security, Inc.	508,977
16,391	General Dynamics Corp.	2,282,283
524,526	General Electric Co.	16,512,079
43,479	Honeywell International, Inc.	5,057,477
18,449	Illinois Tool Works, Inc.	1,921,648
14,656	Ingersoll-Rand plc	933,294
7,040	Jacobs Engineering Group, Inc.(2)	350,662
4,394	L-3 Communications Holdings, Inc.	644,556
14,920	Lockheed Martin Corp.	3,702,696
18,894	Masco Corp.	584,580
10,312	Northrop Grumman Corp.	2,292,151
19,943	PACCAR, Inc.	1,034,443
7,721	Parker-Hannifin Corp.	834,254
10,316	Pentair plc	601,320
8,534	Quanta Services, Inc.(2)	197,306
16,943	Raytheon Co.	2,303,401
7,403	Rockwell Automation, Inc.	850,013

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Capital Goods - 7.4% - (continued)
7,412	Rockwell Collins, Inc.	$631,058
5,797	Roper Technologies, Inc.	988,736
3,307	Snap-on, Inc.	521,911
8,564	Stanley Black & Decker, Inc.	952,488
15,352	Textron, Inc.	561,269
3,023	TransDigm Group, Inc.(2)	797,135
4,993	United Rentals, Inc.(2)	335,030
44,401	United Technologies Corp.	4,553,323
3,221	WW Grainger, Inc.	731,972
10,257	Xylem, Inc.	457,975

		77,168,600

	Commercial & Professional Services - 0.7%
4,940	Cintas Corp.	484,762
2,034	Dun & Bradstreet Corp. (The)	247,823
6,795	Equifax, Inc.	872,478
20,554	Nielsen Holdings plc	1,068,191
10,768	Pitney Bowes, Inc.	191,670
13,471	Republic Services, Inc.	691,197
7,541	Robert Half International, Inc.	287,765
4,830	Stericycle, Inc.(2)	502,900
24,302	Tyco International plc	1,035,265
8,794	Verisk Analytics, Inc.(2)	713,017
23,539	Waste Management, Inc.	1,559,930

		7,654,998

	Consumer Durables & Apparel - 1.4%
15,815	Coach, Inc.	644,303
18,732	DR Horton, Inc.	589,683
6,679	Garmin Ltd.	283,323
21,547	Hanesbrands, Inc.	541,476
3,968	Harman International Industries, Inc.	284,982
6,402	Hasbro, Inc.	537,704
7,671	Leggett & Platt, Inc.	392,065
10,460	Lennar Corp., Class A	482,206
19,356	Mattel, Inc.	605,649
10,070	Michael Kors Holdings Ltd.(2)	498,264
3,636	Mohawk Industries, Inc.(2)	689,967
26,012	Newell Brands, Inc.	1,263,403
75,963	NIKE, Inc., Class B	4,193,158
17,852	PulteGroup, Inc.	347,936
4,677	PVH Corp.	440,714
3,202	Ralph Lauren Corp.	286,963
10,510	Under Armour, Inc., Class A(2)	421,766
10,581	Under Armour, Inc., Class C(2)	385,148
19,043	VF Corp.	1,170,954
4,312	Whirlpool Corp.	718,552

		14,778,216

	Consumer Services - 1.7%
25,018	Carnival Corp.	1,105,796
1,666	Chipotle Mexican Grill, Inc.(2)	670,998
6,500	Darden Restaurants, Inc.	411,710
12,801	H&R Block, Inc.	294,423
10,923	Marriott International, Inc., Class A	725,943
50,072	McDonald’s Corp.	6,025,665
9,556	Royal Caribbean Cruises Ltd.	641,685
83,568	Starbucks Corp.	4,773,404
9,551	Starwood Hotels & Resorts Worldwide, Inc.	706,296
6,418	Wyndham Worldwide Corp.	457,154
4,655	Wynn Resorts Ltd.	421,929

The accompanying Notes are an integral part of these financial statements.

2

HIMCO VIT Index Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Consumer Services - 1.7% - (continued)
23,268	Yum! Brands, Inc.	$1,929,383

		18,164,386

	Diversified Financials - 4.6%
3,079	Affiliated Managers Group, Inc.(2)	433,431
46,053	American Express Co.	2,798,180
9,463	Ameriprise Financial, Inc.	850,250
61,512	Bank of New York Mellon Corp. (The)	2,389,741
106,882	Berkshire Hathaway, Inc., Class B(2)	15,475,445
7,160	BlackRock, Inc.	2,452,515
29,145	Capital One Financial Corp.	1,850,999
68,757	Charles Schwab Corp. (The)	1,740,240
19,279	CME Group, Inc.	1,877,774
23,579	Discover Financial Services	1,263,599
16,077	E*TRADE Financial Corp.(2)	377,649
20,889	Franklin Resources, Inc.	697,066
22,035	Goldman Sachs Group, Inc. (The)	3,273,960
6,811	Intercontinental Exchange, Inc.	1,743,343
23,983	Invesco Ltd.	612,526
6,121	Legg Mason, Inc.	180,508
18,790	Leucadia National Corp.	325,631
9,666	Moody’s Corp.	905,801
86,197	Morgan Stanley	2,239,398
6,657	NASDAQ, Inc.	430,508
19,218	Navient Corp.	229,655
12,168	Northern Trust Corp.	806,252
15,087	S&P Global, Inc.	1,618,232
22,588	State Street Corp.	1,217,945
47,726	Synchrony Financial(2)	1,206,513
14,166	T Rowe Price Group, Inc.	1,033,693

		48,030,854

	Energy - 7.4%
29,092	Anadarko Petroleum Corp.	1,549,149
21,631	Apache Corp.	1,204,198
25,097	Baker Hughes, Inc.	1,132,628
26,577	Cabot Oil & Gas Corp.	684,092
33,203	Chesapeake Energy Corp.(2)	142,109
107,496	Chevron Corp.	11,268,806
5,402	Cimarex Energy Co.	644,567
22,907	Columbia Pipeline Group, Inc.	583,899
7,421	Concho Resources, Inc.(2)	885,103
70,575	ConocoPhillips	3,077,070
29,842	Devon Energy Corp.	1,081,772
3,509	Diamond Offshore Drilling, Inc.	85,374
31,401	EOG Resources, Inc.	2,619,471
9,831	EQT Corp.	761,214
236,555	Exxon Mobil Corp.	22,174,666
12,923	FMC Technologies, Inc.(2)	344,656
49,051	Halliburton Co.	2,221,520
6,165	Helmerich & Payne, Inc.	413,856
15,036	Hess Corp.	903,664
104,079	Kinder Morgan, Inc.	1,948,359
48,453	Marathon Oil Corp.	727,279
30,057	Marathon Petroleum Corp.	1,140,964
9,183	Murphy Oil Corp.	291,560
21,544	National Oilwell Varco, Inc.	724,956
11,255	Newfield Exploration Co.(2)	497,246
24,358	Noble Energy, Inc.	873,721
43,609	Occidental Petroleum Corp.	3,295,096
12,025	ONEOK, Inc.	570,586
26,725	Phillips 66	2,120,361

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Energy - 7.4% - (continued)
9,351	Pioneer Natural Resources Co.	$1,413,965
9,663	Range Resources Corp.	416,862
79,274	Schlumberger Ltd.	6,268,988
27,310	Southwestern Energy Co.(2)	343,560
39,011	Spectra Energy Corp.	1,428,973
6,879	Tesoro Corp.	515,375
19,889	Transocean Ltd.	236,480
26,753	Valero Energy Corp.	1,364,403
39,108	Williams Cos., Inc. (The)	845,906

		76,802,454

	Food & Staples Retailing - 2.3%
24,977	Costco Wholesale Corp.	3,922,388
61,264	CVS Health Corp.	5,865,415
54,404	Kroger Co. (The)	2,001,523
29,821	Sysco Corp.	1,513,118
87,106	Wal-Mart Stores, Inc.	6,360,480
49,297	Walgreens Boots Allliance, Inc.	4,104,961
18,285	Whole Foods Market, Inc.	585,486

		24,353,371

	Food, Beverage & Tobacco - 6.0%
111,676	Altria Group, Inc.	7,701,177
33,512	Archer-Daniels-Midland Co.	1,437,330
5,694	Brown-Forman Corp., Class B	568,033
10,265	Campbell Soup Co.	682,930
222,133	Coca-Cola Co. (The)	10,069,289
24,913	ConAgra Foods, Inc.	1,191,091
10,067	Constellation Brands, Inc., Class A	1,665,082
10,634	Dr Pepper Snapple Group, Inc.	1,027,563
33,989	General Mills, Inc.	2,424,096
7,988	Hershey Co. (The)	906,558
15,385	Hormel Foods Corp.	563,091
6,856	JM Smucker Co. (The)	1,044,923
14,416	Kellogg Co.	1,177,066
33,981	Kraft Heinz Co. (The)	3,006,639
6,545	McCormick & Co., Inc.	698,155
10,680	Mead Johnson Nutrition Co.	969,210
10,518	Molson Coors Brewing Co., Class B	1,063,685
88,507	Mondelez International, Inc., Class A	4,027,954
8,010	Monster Beverage Corp.(2)	1,287,287
82,436	PepsiCo, Inc.	8,733,270
88,442	Philip Morris International, Inc.	8,996,320
47,163	Reynolds American, Inc.	2,543,501
17,132	Tyson Foods, Inc., Class A	1,144,246

		62,928,496

	Health Care Equipment & Services - 5.3%
83,853	Abbott Laboratories	3,296,261
19,993	Aetna, Inc.	2,441,745
10,449	AmerisourceBergen Corp.	828,815
14,991	Anthem, Inc.	1,968,918
31,537	Baxter International, Inc.	1,426,103
12,120	Becton Dickinson and Co.	2,055,431
77,343	Boston Scientific Corp.(2)	1,807,506
18,561	Cardinal Health, Inc.	1,447,944
9,754	Centene Corp.(2)	696,143
17,123	Cerner Corp.(2)	1,003,408
14,639	Cigna Corp.	1,873,645
4,193	CR Bard, Inc.	986,026
9,274	DaVita HealthCare Partners, Inc.(2)	717,066
13,342	DENTSPLY SIRONA, Inc.	827,738
12,071	Edwards Lifesciences Corp.(2)	1,203,841

The accompanying Notes are an integral part of these financial statements.

3

HIMCO VIT Index Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Health Care Equipment & Services - 5.3% - (continued)
36,153	Express Scripts Holding Co.(2)	$2,740,397
17,161	HCA Holdings, Inc.(2)	1,321,569
4,694	Henry Schein, Inc.(2)	829,899
13,798	Hologic, Inc.(2)	477,411
8,496	Humana, Inc.	1,528,260
2,169	Intuitive Surgical, Inc.(2)	1,434,598
5,879	Laboratory Corp. of America Holdings(2)	765,857
12,832	McKesson Corp.	2,395,093
80,176	Medtronic plc	6,956,871
4,851	Patterson Cos., Inc.	232,314
8,044	Quest Diagnostics, Inc.	654,862
16,250	St Jude Medical, Inc.	1,267,500
17,931	Stryker Corp.	2,148,672
54,234	UnitedHealth Group, Inc.	7,657,841
5,138	Universal Health Services, Inc., Class B	689,006
5,493	Varian Medical Systems, Inc.(2)	451,689
11,410	Zimmer Biomet Holdings, Inc.	1,373,536

		55,505,965

	Household & Personal Products - 2.1%
7,291	Church & Dwight Co., Inc.	750,171
7,415	Clorox Co. (The)	1,026,162
51,003	Colgate-Palmolive Co.	3,733,420
12,698	Estee Lauder Cos., Inc. (The), Class A	1,155,772
20,561	Kimberly-Clark Corp.	2,826,726
151,815	Procter & Gamble Co. (The)	12,854,176

		22,346,427

	Insurance - 2.7%
23,614	Aflac, Inc.	1,703,986
21,321	Allstate Corp. (The)	1,491,404
63,835	American International Group, Inc.	3,376,233
15,107	Aon plc	1,650,138
10,159	Arthur J Gallagher & Co.	483,568
3,532	Assurant, Inc.	304,847
26,492	Chubb Ltd.	3,462,769
8,401	Cincinnati Financial Corp.	629,151
22,438	Hartford Financial Services Group, Inc. (The)(3)	995,798
13,557	Lincoln National Corp.	525,605
15,354	Loews Corp.	630,896
29,703	Marsh & McLennan Cos., Inc.	2,033,467
62,689	MetLife, Inc.	2,496,903
15,326	Principal Financial Group, Inc.	630,052
33,294	Progressive Corp. (The)	1,115,349
25,222	Prudential Financial, Inc.	1,799,338
6,380	Torchmark Corp.	394,412
16,674	Travelers Cos., Inc. (The)	1,984,873
13,620	Unum Group	432,980
7,898	Willis Towers Watson PLC	981,800
16,224	XL Group plc	540,421

		27,663,990

	Materials - 2.9%
11,115	Air Products & Chemicals, Inc.	1,578,775
6,547	Albemarle Corp.	519,243
75,042	Alcoa, Inc.	695,639
5,121	Avery Dennison Corp.	382,795
9,994	Ball Corp.	722,466
13,154	CF Industries Holdings, Inc.	317,011
64,043	Dow Chemical Co. (The)	3,183,577
8,507	Eastman Chemical Co.	577,625
15,044	Ecolab, Inc.	1,784,218

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Materials - 2.9% - (continued)
49,829	EI du Pont de Nemours & Co.	$3,228,919
7,623	FMC Corp.	353,021
71,161	Freeport-McMoRan, Inc.	792,734
4,551	International Flavors & Fragrances, Inc.	573,745
23,370	International Paper Co.	990,421
19,470	LyondellBasell Industries N.V., Class A	1,448,957
3,629	Martin Marietta Materials, Inc.	696,768
24,910	Monsanto Co.	2,575,943
20,185	Mosaic Co. (The)	528,443
30,388	Newmont Mining Corp.	1,188,779
18,153	Nucor Corp.	896,940
9,107	Owens-Illinois, Inc.(2)	164,017
15,173	PPG Industries, Inc.	1,580,268
16,317	Praxair, Inc.	1,833,868
11,271	Sealed Air Corp.	518,128
4,479	Sherwin-Williams Co. (The)	1,315,348
7,560	Vulcan Materials Co.	909,922
14,298	WestRock Co.	555,763

		29,913,333

	Media - 2.7%
23,677	CBS Corp., Class B	1,288,976
137,900	Comcast Corp., Class A	8,989,701
8,745	Discovery Communications, Inc., Class A(2)	220,636
13,513	Discovery Communications, Inc., Class C(2)	322,285
23,093	Interpublic Group of Cos., Inc. (The)	533,448
21,553	News Corp., Class A	244,627
6,621	News Corp., Class B	77,267
13,548	Omnicom Group, Inc.	1,104,027
5,416	Scripps Networks Interactive, Inc., Class A	337,254
12,581	TEGNA, Inc.	291,502
44,836	Time Warner, Inc.	3,297,239
62,420	Twenty-First Century Fox, Inc., Class A	1,688,461
24,651	Twenty-First Century Fox, Inc., Class B	671,740
19,895	Viacom, Inc., Class B	825,046
85,144	Walt Disney Co. (The)	8,328,786

		28,220,995

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
92,285	AbbVie, Inc.	5,713,364
18,744	Agilent Technologies, Inc.	831,484
12,747	Alexion Pharmaceuticals, Inc.(2)	1,488,340
22,569	Allergan plc(2)	5,215,470
42,827	Amgen, Inc.	6,516,128
12,503	Biogen, Inc.(2)	3,023,476
95,244	Bristol-Myers Squibb Co.	7,005,196
44,212	Celgene Corp.(2)	4,360,630
55,418	Eli Lilly & Co.	4,364,168
11,726	Endo International plc(2)	182,808
75,993	Gilead Sciences, Inc.	6,339,336
8,365	Illumina, Inc.(2)	1,174,279
156,907	Johnson & Johnson	19,032,819
6,203	Mallinckrodt plc(2)	377,018
157,836	Merck & Co., Inc.	9,092,932
24,380	Mylan N.V.(2)	1,054,191
6,293	PerkinElmer, Inc.	329,879
8,174	Perrigo Co. plc	741,137
346,018	Pfizer, Inc.	12,183,294
4,445	Regeneron Pharmaceuticals, Inc.(2)	1,552,327
22,450	Thermo Fisher Scientific, Inc.	3,317,212

The accompanying Notes are an integral part of these financial statements.

4

HIMCO VIT Index Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3% - (continued)
14,132	Vertex Pharmaceuticals, Inc.(2)	$1,215,635
4,591	Waters Corp.(2)	645,724
25,955	Zoetis, Inc.	1,231,824

		96,988,671

	Real Estate - 3.2%
24,233	American Tower Corp., REIT	2,753,111
9,055	Apartment Investment & Management Co., Class A, REIT	399,869
7,840	AvalonBay Communities, Inc., REIT	1,414,258
8,751	Boston Properties, Inc., REIT	1,154,257
16,531	CBRE Group, Inc., Class A, REIT(2)	437,741
19,186	Crown Castle International Corp., REIT	1,946,036
8,382	Digital Realty Trust, Inc., REIT	913,554
3,958	Equinix, Inc., REIT	1,534,635
20,893	Equity Residential, REIT	1,439,110
3,745	Essex Property Trust, Inc., REIT	854,197
7,167	Extra Space Storage, Inc., REIT	663,234
4,031	Federal Realty Investment Trust, REIT	667,332
33,109	General Growth Properties, Inc., REIT	987,310
26,682	HCP, Inc., REIT	944,009
42,877	Host Hotels & Resorts, Inc., REIT	695,036
13,576	Iron Mountain, Inc., REIT	540,732
24,013	Kimco Realty Corp., REIT	753,528
7,260	Macerich Co. (The), REIT	619,931
29,999	Prologis, Inc., REIT	1,471,151
8,387	Public Storage, REIT	2,143,633
14,636	Realty Income Corp., REIT	1,015,153
17,670	Simon Property Group, Inc., REIT	3,832,623
5,701	SL Green Realty Corp., REIT	606,986
15,263	UDR, Inc., REIT	563,510
19,273	Ventas, Inc., REIT	1,403,460
10,078	Vornado Realty Trust, REIT	1,009,009
20,322	Welltower, Inc., REIT	1,547,927
42,680	Weyerhaeuser Co., REIT	1,270,584

		33,581,916

	Retailing - 5.5%
4,184	Advance Auto Parts, Inc.	676,260
22,071	Amazon.com, Inc.(2)	15,794,449
3,955	AutoNation, Inc.(2)	185,806
1,702	AutoZone, Inc.(2)	1,351,116
8,806	Bed Bath & Beyond, Inc.	380,595
16,113	Best Buy Co., Inc.	493,058
11,019	CarMax, Inc.(2)	540,262
16,189	Dollar General Corp.	1,521,766
13,474	Dollar Tree, Inc.(2)	1,269,790
6,643	Expedia, Inc.	706,151
7,759	Foot Locker, Inc.	425,659
13,151	Gap, Inc. (The)	279,064
8,556	Genuine Parts Co.	866,295
70,962	Home Depot, Inc. (The)	9,061,138
10,399	Kohl’s Corp.	394,330
14,488	L Brands, Inc.	972,579
17,600	LKQ Corp.(2)	557,920
50,550	Lowe’s Cos., Inc.	4,002,043
17,468	Macy’s, Inc.	587,099
24,477	Netflix, Inc.(2)	2,239,156
7,215	Nordstrom, Inc.	274,531
5,516	O’Reilly Automotive, Inc.(2)	1,495,388
2,833	Priceline Group, Inc. (The)(2)	3,536,745

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Retailing - 5.5% - (continued)
22,923	Ross Stores, Inc.	$1,299,505
4,497	Signet Jewelers Ltd.	370,598
37,230	Staples, Inc.	320,923
33,615	Target Corp.	2,346,999
6,283	Tiffany & Co.	381,001
37,705	TJX Cos., Inc. (The)	2,911,957
7,584	Tractor Supply Co.	691,509
6,544	TripAdvisor, Inc.(2)	420,779
3,564	Ulta Salon Cosmetics & Fragrance, Inc.(2)	868,333
4,822	Urban Outfitters, Inc.(2)	132,605

		57,355,409

	Semiconductors & Semiconductor Equipment - 2.8%
17,577	Analog Devices, Inc.	995,561
62,215	Applied Materials, Inc.	1,491,293
21,182	Broadcom Ltd.	3,291,683
4,323	First Solar, Inc.(2)	209,579
269,423	Intel Corp.	8,837,074
8,919	KLA-Tencor Corp.	653,317
9,067	Lam Research Corp.	762,172
13,591	Linear Technology Corp.	632,389
12,181	Microchip Technology, Inc.	618,308
59,439	Micron Technology, Inc.(2)	817,881
28,876	NVIDIA Corp.	1,357,461
7,260	Qorvo, Inc.(2)	401,188
83,829	QUALCOMM, Inc.	4,490,719
10,800	Skyworks Solutions, Inc.	683,424
57,274	Texas Instruments, Inc.	3,588,216
14,468	Xilinx, Inc.	667,409

		29,497,674

	Software & Services - 11.9%
35,604	Accenture plc, Class A	4,033,577
29,004	Activision Blizzard, Inc.	1,149,429
28,558	Adobe Systems, Inc.(2)	2,735,571
9,950	Akamai Technologies, Inc.(2)	556,503
3,364	Alliance Data Systems Corp.(2)	659,075
16,751	Alphabet, Inc., Class A(2)	11,784,831
16,852	Alphabet, Inc., Class C(2)	11,663,269
12,794	Autodesk, Inc.(2)	692,667
25,951	Automatic Data Processing, Inc.	2,384,118
16,829	CA, Inc.	552,496
8,796	Citrix Systems, Inc.(2)	704,472
34,513	Cognizant Technology Solutions Corp., Class A(2)	1,975,524
7,644	CSRA, Inc.	179,099
60,306	eBay, Inc.(2)	1,411,763
17,215	Electronic Arts, Inc.(2)	1,304,208
131,890	Facebook, Inc., Class A(2)	15,072,389
15,840	Fidelity National Information Services, Inc.	1,167,091
12,713	Fiserv, Inc.(2)	1,382,284
8,765	Global Payments, Inc.	625,646
50,400	International Business Machines Corp.	7,649,712
14,599	Intuit, Inc.	1,629,394
55,398	MasterCard, Inc., Class A	4,878,348
448,427	Microsoft Corp.	22,946,010
177,567	Oracle Corp.	7,267,817
18,244	Paychex, Inc.	1,085,518
62,939	PayPal Holdings, Inc.(2)	2,297,903
10,338	Red Hat, Inc.(2)	750,539
36,349	salesforce.com, Inc.(2)	2,886,474

The accompanying Notes are an integral part of these financial statements.

5

HIMCO VIT Index Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 11.9% - (continued)
35,021	Symantec Corp.	$719,331
7,386	Teradata Corp.(2)	185,167
9,597	Total System Services, Inc.	509,697
5,458	VeriSign, Inc.(2)	471,899
108,687	Visa, Inc., Class A	8,061,315
28,048	Western Union Co. (The)	537,961
54,242	Xerox Corp.	514,757
49,873	Yahoo!, Inc.(2)	1,873,230

		124,299,084

	Technology Hardware & Equipment - 4.9%
17,554	Amphenol Corp., Class A	1,006,371
312,473	Apple, Inc.	29,872,419
286,982	Cisco Systems, Inc.	8,233,514
61,365	Corning, Inc.	1,256,755
111,429	EMC Corp.	3,027,526
3,825	F5 Networks, Inc.(2)	435,438
7,913	FLIR Systems, Inc.	244,907
7,093	Harris Corp.	591,840
94,820	Hewlett Packard Enterprise Co.	1,732,361
97,313	HP, Inc.	1,221,278
20,177	Juniper Networks, Inc.	453,781
9,032	Motorola Solutions, Inc.	595,841
16,499	NetApp, Inc.	405,710
17,085	Seagate Technology plc	416,191
20,421	TE Connectivity Ltd.	1,166,243
16,003	Western Digital Corp.	756,302

		51,416,477

	Telecommunication Services - 2.9%
351,117	AT&T, Inc.	15,171,766
31,210	CenturyLink, Inc.	905,402
67,025	Frontier Communications Corp.	331,104
16,574	Level 3 Communications, Inc.(2)	853,395
232,492	Verizon Communications, Inc.	12,982,353

		30,244,020

	Transportation - 2.0%
7,014	Alaska Air Group, Inc.	408,846
33,082	American Airlines Group, Inc.	936,552
8,164	CH Robinson Worldwide, Inc.	606,177
54,660	CSX Corp.	1,425,533
44,092	Delta Air Lines, Inc.	1,606,272
10,360	Expeditors International of Washington, Inc.	508,054
14,244	FedEx Corp.	2,161,954
5,066	JB Hunt Transport Services, Inc.	409,991
6,164	Kansas City Southern	555,315
16,812	Norfolk Southern Corp.	1,431,206
3,086	Ryder System, Inc.	188,678
36,330	Southwest Airlines Co.	1,424,499
47,981	Union Pacific Corp.	4,186,342
19,078	United Continental Holdings, Inc.(2)	782,961
39,418	United Parcel Service, Inc., Class B	4,246,107

		20,878,487

	Utilities - 3.7%
37,605	AES Corp.	469,310
6,826	AGL Resources, Inc.	450,311
13,242	Alliant Energy Corp.	525,707
13,877	Ameren Corp.	743,530
28,103	American Electric Power Co., Inc.	1,969,739

Shares or Principal Amount		Market Value(1)
COMMON STOCKS - 99.5% - (continued)
	Utilities - 3.7% - (continued)
10,145	American Water Works Co., Inc.	$857,354
24,540	CenterPoint Energy, Inc.	588,960
15,839	CMS Energy Corp.	726,377
17,317	Consolidated Edison, Inc.	1,392,979
35,120	Dominion Resources, Inc.	2,736,902
10,298	DTE Energy Co.	1,020,738
39,302	Duke Energy Corp.	3,371,719
18,625	Edison International	1,446,604
10,231	Entergy Corp.	832,292
18,051	Eversource Energy	1,081,255
52,651	Exelon Corp.	1,914,390
24,251	FirstEnergy Corp.	846,602
26,307	NextEra Energy, Inc.	3,430,433
18,430	NiSource, Inc.	488,764
18,178	NRG Energy, Inc.	272,488
28,273	PG&E Corp.	1,807,210
6,297	Pinnacle West Capital Corp.	510,435
38,554	PPL Corp.	1,455,413
28,944	Public Service Enterprise Group, Inc.	1,349,080
8,151	SCANA Corp.	616,705
13,511	Sempra Energy	1,540,524
53,476	Southern Co. (The)	2,867,918
13,288	TECO Energy, Inc.	367,280
17,961	WEC Energy Group, Inc.	1,172,853
28,893	Xcel Energy, Inc.	1,293,829

		38,147,701

	Total Common Stocks (cost $595,210,756)	1,039,005,875

EXCHANGE-TRADED FUND - 0.1%
	Diversified Financial Services - 0.1%
4,330	Vanguard S&P 500 ETF	832,312

	Total Exchange-Traded Funds (cost $801,262)	832,312

	Total Long-Term Investments (cost $596,012,018)	1,039,838,187

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 07/01/2016 in the amount of $5,714,052, collateralized by U.S. Treasury Note 2.00%, 2022, value of $5,782,467)
$5,714,000	0.33%, 06/30/2016	5,714,000

	Total Short-Term investments (cost $5,714,000)	5,714,000

Total Investments (cost $601,726,018)(4)	100.1%	$1,045,552,187
Other Assets and Liabilities	(0.1)%	(1,304,952)

Net Assets	100.0%	$1,044,247,235

The accompanying Notes are an integral part of these financial statements.

6

HIMCO VIT Index Fund

Schedule of Investments – (continued)

June 30, 2016 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)	Non-income producing.

(3)	Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the six-month period ended June 30, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At June 30, 2016
Hartford Financial Services Group, Inc. (The)	$1,082,762	$—	$105,986	$5,027	$9,761	$995,798

(4)	At June 30, 2016, the cost of securities for federal income tax purposes was $633,908,856, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$432,337,660
Unrealized Depreciation	(20,694,329)

Net Unrealized Appreciation	$411,643,331

Futures Contracts Outstanding at June 30, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini)	58	09/16/2016	$6,076,473	$6,061,580	$(14,893)

Cash of $510,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at June 30, 2016.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying Notes are an integral part of these financial statements.

7

HIMCO VIT Index Fund

Schedule of Investments – (concluded)

June 30, 2016 (Unaudited)

Diversification by Sector

as of June 30, 2016

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	10.4
Energy	7.4
Financials	15.8
Health Care	14.6
Industrials	10.1
Information Technology	19.6
Materials	2.9
Telecommunication Services	2.9
Utilities	3.7

Total	99.6%

Short-Term Investments	0.5
Other assets and liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary at June 30, 2016

Description	Total	Level 1(1)	Level 2(1)	Level 3
Assets:
Common Stocks(2)	$1,039,005,875	$1,039,005,875	$—	$—
Exchange-Traded Funds	832,312	832,312	—	—
Short-Term Investments	5,714,000	—	5,714,000	—

Total	$1,045,552,187	$1,039,838,187	$5,714,000	$—

Futures(3)	(14,893)	(14,893)	—	—

Total	$(14,893)	$(14,893)	$—	$—

(1)	For the six-month period ended June 30, 2016, there were no transfers between any levels.

(2)	Refer to the Schedule of Investments for further industry breakout.

(3)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying Notes are an integral part of these financial statements.

8

HIMCO VIT Index Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in unaffiliated securities, at market value (cost $600,811,109)	$1,044,596,389
Investments in affiliated securities, at market value (cost $914,909)	955,798
Cash(1)	510,000
Receivables:
Investment securities sold	660,658
Fund shares sold	214
Dividends and interest	1,179,208
Variation margin on financial derivative instruments	70,898
Other assets	10,023

Total assets	1,047,983,188

Liabilities:
Bank overdraft	1,377
Payables:
Investment securities purchased	2,103,692
Fund shares redeemed	786,078
Investment management fees	204,559
Distribution fees	78,989
Trustees fees	19,311
Accrued expenses	541,947

Total liabilities	3,735,953

Net assets	$1,044,247,235

Summary of Net Assets:
Capital stock and paid-in-capital	$492,671,917
Undistributed net investment income	32,082,967
Accumulated net realized gain	75,681,075
Unrealized appreciation of investments	443,811,276

Net assets	$1,044,247,235

Class IA: Net asset value per share	$42.42

Shares Outstanding	15,479,464

Net Assets	$656,709,847

Class IB: Net asset value per share	$42.01

Shares Outstanding	9,224,296

Net Assets	$387,537,388

(1)	Cash of $510,000 was pledged as collateral for open futures contracts as of June 30, 2016.

The accompanying Notes are an integral part of these financial statements.

9

HIMCO VIT Index Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends from unaffiliated securities	$11,726,278
Dividends from affiliates	9,761
Interest	6,929
Less: Foreign tax withheld	(511)

Total investment income, net	11,742,457

Expenses:
Investment management fees	1,539,342
Transfer agent fees	7,269
Distribution fees - Class IB	478,097
Custodian fees	15,124
Accounting service fees	158,303
Trustee fees	99,379
Audit fees	32,994
Printing fees	46,045
Legal fees	122,301
Insurance fees	36,476
Other expenses	15,986

Total expenses (before waivers)	2,551,316

Total waivers	(379,943)

Total expenses	2,171,373

Net Investment Income	9,571,084

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments in unaffiliated securities	37,160,200
Net realized gain on investments in affiliates	5,027
Net realized gain on futures	619,619

Net Realized Gain on Investments and Other Financial Instruments	37,784,846

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(12,931,426)
Net unrealized depreciation of futures contracts	(72,556)

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(13,003,982)

Net Realized and Unrealized Gain on Investments and Other Financial Instruments	24,780,864

Net Increase in Net Assets Resulting from Operations	$34,351,948

The accompanying Notes are an integral part of these financial statements.

10

HIMCO VIT Index Fund

Statement of Changes in Net Assets (Unaudited)

	For the Six-Month Period Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$9,571,084	$21,335,640
Net realized gain on investments and other financial instruments	37,784,846	75,799,831
Net unrealized appreciation (depreciation) of investments and other financial instruments	(13,003,982)	(83,947,664)

Net Increase in Net Assets Resulting from Operations	34,351,948	13,187,807

Distributions to Shareholders:
From net investment income
Class IA	—	(2,517,100)
Class IB	—	(1,553,144)

Total distributions from net investment income	—	(4,070,244)

From net realized gain on investments
Class IA	—	(8,416,603)
Class IB	—	(5,193,354)

Total distributions from net realized gain on investments	—	(13,609,957)

Total distributions	—	(17,680,201)

Capital Share Transactions:
Class IA
Sold	10,076,263	27,242,094
Issued on reinvestment of distributions	—	10,933,703
Redeemed	(56,555,299)	(115,679,961)

Total capital share transactions	(46,479,036)	(77,504,164)

Class IB
Sold	12,197,177	25,566,357
Issued on reinvestment of distributions	—	6,746,498
Redeemed	(51,746,736)	(82,627,636)

Total capital share transactions	(39,549,559)	(50,314,781)

Net decrease from capital share transactions	(86,028,595)	(127,818,945)

Net Decrease in Net Assets	(51,676,647)	(132,311,339)

Net Assets:
Beginning of period	1,095,923,882	1,228,235,221

End of period	$1,044,247,235	$1,095,923,882

Undistributed net investment income	$32,082,967	$22,511,883

Shares:
Class IA
Sold	248,686	667,115
Issued on reinvestment of distributions	—	261,572
Redeemed	(1,410,256)	(2,795,357)

Total share activity	(1,161,570)	(1,866,670)

Class IB
Sold	308,964	635,100
Issued on reinvestment of distributions	—	162,606
Redeemed	(1,311,564)	(2,010,539)

Total share activity	(1,002,600)	(1,212,833)

The accompanying Notes are an integral part of these financial statements.

11

HIMCO VIT Index Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization:

HIMCO Variable Insurance Trust (the “Trust”) is an open-end registered management investment company. The Trust is organized under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”).

HIMCO VIT Index Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“Hartford Life”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

The Fund is a series of the Trust. The Fund is the successor of a series of Hartford Series Fund, Inc. (the “Hartford Index HLS Fund”). The reorganization of the Hartford Index HLS Fund with and into the Fund occurred on October 20, 2014. All information regarding and references to periods prior to October 20, 2014 relate to the Hartford Index HLS Fund. The Fund is a diversified open-end management investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund is authorized to issue an unlimited number of shares for each class.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Fund may elect to continue to treat the Valuation Date as occurring at the time of the schedule close of the Exchange. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system or established market makers. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Fund are valued in accordance with procedures established by the Board of Trustees. Such

12

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

13

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Fund’s investments. The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Board of Trustees based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements and Reverse Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer, the Fund, at a mutually agreed upon time and price. A reverse repurchase agreement is an agreement by which the Fund agrees to sell an investment and agrees to repurchase the investment sold from the buyer, the counterparty, at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk – that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of June 30, 2016.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund did not hold when-issued or delayed-delivery investments as of June 30, 2016.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments in the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses in the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

15

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2016.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2016:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures(1)	$—	$—	$—	$14,893	$—	$—	$14,893

Total	$—	$—	$—	$14,893	$—	$—	$14,893

(1)	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2016.

The Effect of Derivative Instruments in the Statement of Operations for the six-month period ended June 30, 2016:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$619,619	$—	$—	$619,619

Total	$—	$—	$—	$619,619	$—	$—	$619,619

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of futures	$—	$—	$—	$(72,556)	$—	$—	$(72,556)

Total	$—	$—	$—	$(72,556)	$—	$—	$(72,556)

The derivatives held by the Fund as of June 30, 2016 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

5.	Principal Risks:

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due

16

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”), by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, adjustments related to REITs, certain derivatives and corporate actions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Ordinary Income	$4,413,528	$16,474,848
Long-Term Capital Gains(1)	13,266,673	51,957,628

(1)	The Fund designates these distributions as capital gain dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2015, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$22,876,327
Undistributed Long-Term Capital Gain	73,335,882
Unrealized Appreciation (Depreciation)(1)	421,011,161

Total Accumulated Earnings (Deficit)	$517,223,370

(1)	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, and adjustments related to REITs, certain derivatives and corporate actions.

d)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as REITS and corporate actions. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of

17

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

book and tax differences that exist. For the fiscal year ended December 31, 2015, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Paid In Capital	$1
Undistributed Net Investment Income	647,736
Accumulated Net Realized Loss	(647,737)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2015.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2015. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Fees and Expenses:

a)	Investment Management Agreement – Hartford Investment Management Company (“Hartford Investment Management”) serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. Hartford Investment Management is a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). The investment manager provides day-to-day investment management services to the Fund and has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for operation of the Fund.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of June 30, 2016; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $2 billion	0.30%
On next $3 billion	0.20%
On next $5 billion	0.18%
Over $10 billion	0.17%

b)	Accounting Services Agreement – State Street Bank and Trust Company (“State Street Bank”) provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and State Street Bank. The amount paid for accounting services can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

c)	Operating Expenses – Allocable expenses incurred by the Trust are allocated to the Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund.

18

HIMCO VIT Index Fund

Notes to Financial Statements – (continued)

June 30, 2016 (Unaudited)

Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses of the Fund as follows; 0.33% for Class IA and 0.58% for Class IB. This contractual arrangement will remain in effect until April 30, 2017 and shall renew automatically for one-year terms, unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

d)	Distribution Plan for Class IB Shares – HIMCO Distribution Services Company, a wholly owned subsidiary of The Hartford, serves as the principal underwriter and distributor of the Fund. The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board of Trustees has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. The distribution fee paid during the period can be found in the Statement of Operations. These fees are accrued daily and paid monthly or at such other intervals as the Board of Trustees may determine.

e)	Transfer Agent Fees – State Street Bank provides transfer agent services to the Fund. The transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Fund, including costs invoiced by sub-contractors. Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services. The amount paid for transfer agent services can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

f)	Trustee Fees – The Board of Trustees is responsible for oversight of the Fund. The Board of Trustees elects officers who are responsible for the day to day operations of the Fund. The Board of Trustees oversees the investment manager and the other principal service providers of the Fund. The Board of Trustees currently holds four regularly scheduled meetings throughout each year. In addition, the Board of Trustees may hold special meetings at other times either in person or by telephone. A portion of the compensation of the Fund’s CCO was allocated to each operational investment company in the Trust and is included in the Trustee fees. The Trustee fees paid during the period can be found in the Statement of Operations.

8.	Investment Transactions:

For the six-month period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$64,157,848
Sales Proceeds Excluding U.S. Government Obligations	134,138,945

9.	Pending Legal Proceedings:

On June 2, 2011, a complaint was filed against Hartford Investment Management Company in the United States District Court of Connecticut (Deutsche Bank Trust Company Americas v. Aetna, Inc., ING Investment Trust Co., Milan E. Chilla, Hartford Investment Management Co., and UBS AG (D. Conn.)). In a similar action, plaintiffs filed a complaint listing The Hartford Index HLS Fund, which was merged into HIMCO VIT Index Fund in October, 2014, as members of the defendant class (The Official Committee of Unsecured Creditors of Tribune Company v. Fitzsimons, et al. (Bankr. D. Del.)). The complaints relate to the bankruptcy of the Tribune Company, which was a public company that repurchased its shares in a leveraged buyout in 2007, but entered bankruptcy a year later. The plaintiffs in each case allege that the repurchase of shares acted as a fraudulent transfer. The plaintiffs in each case seek to recover from each class member the amount of consideration

19

HIMCO VIT Index Fund

Notes to Financial Statements – (concluded)

June 30, 2016 (Unaudited)

received in the buyout. The Hartford Index HLS Fund held 23,987 shares and received $815,558 in the buyout. The Hartford Index HLS Fund is listed as a member of the defendant class in an exhibit to the Complaint. Each action was transferred to the United States District Court for the Southern District of New York. In September 2013, the court dismissed the Deutsche Bank Trust Company Americas action and this dismissal was affirmed in March 2016. Defendants filed a motion to dismiss The Official Committee of Unsecured Creditors of Tribune Company action, but the court has not yet issued a decision. The Hartford, on behalf of the Fund, intends to vigorously defend these actions.

10.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Statutory Trust Act and the federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Subsequent Event:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Financials Statements were issued. Based on this evaluation, no disclosures were required to the Financial Statements as of June 30, 2016.

20

HIMCO VIT Index Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets
HIMCO VIT Index Fund
For the Six-Month Period Ended June 30, 2016 (Unaudited)
IA	$40.92	$0.39	$1.11	$1.50	$—	$—	$—	$42.42	3.67	%(4)	$656,710	0.40	%(5)	0.33	%(5)	1.96	%(5)
IB	40.57	0.34	1.10	1.44	—	—	—	42.01	3.55	(4)	387,537	0.65	(5)	0.58	(5)	1.71	(5)

For the Year Ended December 31, 2015
IA	$41.11	$0.79	$(0.34)	$0.45	$(0.15)	$(0.49)	$(0.64)	$40.92	1.06%		$680,974	0.42%		0.33%		1.92%
IB	40.86	0.69	(0.34)	0.35	(0.15)	(0.49)	(0.64)	40.57	0.82		414,950	0.67		0.58		1.67

For the Year Ended December 31, 2014
IA	$38.54	$0.69	$4.23	$4.92	$(0.58)	$(1.77)	$(2.35)	$41.11	13.33%		$760,768	0.33%		0.33%		1.74%
IB	38.35	0.59	4.19	4.78	(0.50)	(1.77)	(2.27)	40.86	13.01		467,467	0.58		0.58		1.49

For the Year Ended December 31, 2013(6)
IA	$29.69	$0.62	$8.85	$9.47	$(0.62)	$—	$(0.62)	$38.54	31.95%		$763,868	0.33%		0.33%		1.79%
IB	29.56	0.53	8.80	9.33	(0.54)	—	(0.54)	38.35	31.61		413,119	0.58		0.58		1.54

For the Year Ended December 31, 2012(6)(7)
IA	$26.20	$0.61	$3.48	$4.09	$(0.60)	$—	$(0.60)	$29.69	15.63%		$691,786	0.33%		0.33%		1.98%
IB	26.09	0.49	3.51	4.00	(0.53)	—	(0.53)	29.56	15.34		307,129	0.58		0.58		1.75

For the Year Ended December 31, 2011(6)(7)
IA	$26.20	$0.52	$(0.05)	$0.47	$(0.47)	$—	$(0.47)	$26.20	1.81%		$673,275	0.33%		0.33%		1.74%
IB	26.08	0.39	0.03	0.42	(0.41)	—	(0.41)	26.09	1.60		232,459	0.58		0.58		1.51

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	These financial highlights were audited by other auditors.
(7)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended June 30, 2016 (Unaudited)	6%
For the Year Ended December 31, 2015	8
For the Year Ended December 31, 2014	3
For the Year Ended December 31, 2013(1)	3
For the Year Ended December 31, 2012(1)	7
For the Year Ended December 31, 2011(1)	3

(1)	These financial highlights were audited by other auditors.

21

HIMCO VIT Index Fund

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

HIMCO VIT Index Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first set of rows of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of rows of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of rows of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio
Actual
Class IA	$1,000	$1,036.70	$1.67	0.33%
Class IB	$1,000	$1,035.50	$2.94	0.58%
Hypothetical
Class IA	$1,000	$1,023.22	$1.66	0.33%
Class IB	$1,000	$1,021.98	$2.92	0.58%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

23

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, please see our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, which is available at Online Privacy Policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service. Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2016

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus (which contains all pertinent information including the applicable sales, administrative and other charges) and the current prospectus and/or summary prospectus of the Fund available for investment thereunder.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

You should carefully consider investment objectives, risks, and charges and expenses of the HIMCO VIT Index Fund before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained from your investment representative or from www.hvitfunds.com. Please read them carefully before investing.

Hartford Investment Management is an SEC-registered investment adviser. SEC registration does not imply a certain level of skill or training; nor does it imply that the SEC has sponsored, recommended, or otherwise approved of Hartford Investment Management.

Distributor: HIMCO Distribution Services Company, member FINRA, SIPC, a broker-dealer affiliated with Hartford Investment Management. Not FDIC Insured – No Bank Guarantee – May Lose Value

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	The registrant did not experience a change in internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable to this semi-annual filing.
	(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).
	(3)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

By:	/s/ Matthew Poznar
Matthew Poznar
President
August 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

HIMCO Variable Insurance Trust

By:	/s/ Matthew Poznar
Matthew Poznar
President
August 8, 2016

By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer
August 8, 2016